UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD: JUNE 30, 2012

Item 1.	Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

LIFE SERIES FUNDS

June 30, 2012

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2012 (“the review period”). During this time, investment returns were generally good, despite a number of economic and geopolitical uncertainties.

Economic Overview

The year began with indications of stronger economic growth. Jobs data from the U.S. Labor Department showed that the U.S. added an average of 245,000 positions to payrolls per month during the first three months of the year, the strongest gains since 2006, as the unemployment rate fell from 8.5% to 8.2%. In addition, housing market data suggested a bottoming in sales after a multi-year decline.

Growth slowed, however, in the second half of the review period to under 2%, as both the jobs report and manufacturing numbers were weaker than expected. According to the U.S. Bureau of Labor Statistics, nonfarm payroll employment began to disappoint, as the economy added only an average of 75,000 jobs per month, less than a third of the total from the first three months of 2012, while unemployment remained unchanged at 8.2% (though down from 9% a year ago). As hiring slowed, so did spending. Retail sales fell for two straight months in May and June, while consumer confidence tumbled in June to its lowest level since December 2011.

Beneath the weak May and June numbers emerged a deeper concern that the U.S. economic recovery was not as robust as first appeared. In May, for instance, the Commerce Department lowered its estimate of first quarter spending growth from 2.9% to 2.5%. This against the backdrop of a general global economic slowdown, as the Eurozone debt crisis intensified, adversely affecting growth and financial markets. Feeling the pressure to do something, the Federal Reserve (“the Fed”) maintained and reaffirmed its highly accommodative monetary policy by extending “Operation Twist” (where the Fed sells short-term Treasuries and purchases longer-term notes) through the end of the year.

The Stock Market

Stocks rallied for a third month in a row in January, and finished the first half of the review period near multi-year highs for U.S. markets. For the equities market in general, most sectors generated positive returns, as investors continued to embrace risk during the start of 2012. Top sectors were financials (+7.3%), technology (+5.0%) and consumer discretionary (+4.4%). Energy was the only sector posting a down return, at –3.4%. Defensive areas lagged. Among styles, growth outperformed value. Dividend-paying and higher-quality stocks underperformed overall as well.

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

In the second half of the review period, June experienced the biggest rally for stocks since 1999. Global equities rebounded from May’s losses, as there was some progress in the European sovereign debt and the Spanish banking crises. For the equities market in general most sectors were positive, as investors flocked to shares exhibiting momentum and value attributes. Factors such as earnings surprise, analyst revisions and earnings momentum were the strongest performers. Positive contributors to performance included energy (+5.6%), health care (+5.6%) and telecom (+5.4%), while the worst performing sectors were consumer discretionary (+1.8%) and technology (+2.9%). Higher dividend yield was also a positive factor. Smaller-cap stocks were also a leading performer for the month, although mid-cap stocks lagged. Among investing styles, value outperformed growth for the first time on a monthly basis in 2012. On a global scale, investors pulled back from risk, and sold off equities as renewed fears from the continuing economic problems in Europe, and weakening indicators in the U.S., pushed investors to the exits.

The Bond Market

In the first half of the review period the broad bond market gained only 0.4%, according to Bank of America Merrill Lynch, as interest rates moved higher. Most of the move up in rates occurred in March as the Fed upgraded its outlook for the economy based on better economic data. In particular, the unemployment rate fell to 8.2%, a three-year low, and consumer and business spending continued to advance. In addition, aggressive actions by the European Central Bank to bolster European banks, and the successful restructuring of Greece’s debt temporarily stabilized the European sovereign debt crisis. In turn, this decreased the safe haven appeal of U.S. Treasuries and contributed to the rise in interest rates.

In the second half of the review period, the broad bond market returned 2.2%. Fixed income returns were driven by a substantial decrease in long-term interest rates. In general, interest rates moved lower because of “flight-to-safety” flows due to the ongoing Eurozone debt crisis, slower economic growth and the Fed’s very accommodative monetary policy. Economic data, which continued to indicate a slowing global economy, was overshadowed by events in Europe. Of note, the ten-year U.S. Treasury note yield fell to 1.45% in early June, its lowest level in history. The two-year U.S. Treasury note yield, which is anchored by the Fed’s commitment to keep short-term rates very low, ended the review period at 0.30%.

2

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

3

Understanding Your Fund’s Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2012, and held for the entire six-month period ended June 30, 2012. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,000.00	$.50
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.36	$.50

*	Expenses are equal to the annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2012

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—38.0%
	Fannie Mae:
$400M	7/17/2012	0.07%		$ 399,988
500M	9/12/2012	0.12		499,878
500M	Federal Home Loan Bank, 9/21/2012	0.12		499,863
	Freddie Mac:
600M	7/16/2012	0.13		599,968
700M	8/14/2012	0.09		699,923
500M	8/21/2012	0.14		499,904
621M	9/17/2012	0.12		620,839
Total Value of U.S. Government Agency Obligations (cost $3,820,363)				3,820,363
	CORPORATE NOTES—25.8%
500M	Coca-Cola Co., 10/4/2012 (a)	0.23		499,696
400M	Johnson & Johnson, 7/23/2012 (a)	0.11		399,973
350M	McDonald’s Corp., 8/6/2012 (a)	0.13		349,955
450M	PepsiCo, Inc., 8/24/2012 (a)	0.12		449,919
400M	Wal-Mart Stores, Inc., 7/31/2012 (a)	0.13		399,957
500M	Walt Disney Co., 7/10/2012 (a)	0.11		499,986
Total Value of Corporate Notes (cost $2,599,486)				2,599,486
	VARIABLE AND FLOATING RATE NOTES—22.5%
	Federal Farm Credit Bank:
290M	8/8/2012	0.25		290,009
300M	9/24/2012	0.20		299,959
400M	3/6/2013	0.25		400,041
370M	Freddie Mac, 3/21/2013	0.20		370,110
400M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/2030	0.18		400,000
	Valdez, Alaska Marine Terminal Rev.:
200M	Exxon Pipeline Co. Project B 12/1/2033	0.13		200,000
300M	Exxon Pipeline Co. Project C 12/1/2033	0.13		300,000
Total Value of Variable and Floating Rate Notes (cost $2,260,119)				2,260,119

6

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—11.9%
	U.S. Treasury Bills:
$700M	8/2/2012		0.04%		$ 699,975
500M	9/6/2012		0.09		499,916
Total Value of Short-Term U.S. Government Obligations (cost $1,199,891)					1,199,891
Total Value of Investments (cost $9,879,859)**		98.2%			9,879,859
Other Assets, Less Liabilities		1.8			185,226
Net Assets		100.0%			$10,065,085

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2012.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of Securities Act of 1933 (see Note 5).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$3,820,363	$—	$3,820,363
Corporate Notes	—	2,599,486	—	2,599,486
Variable and Floating Rate Notes:
Municipal Bonds	—	900,000	—	900,000
U.S. Government Agency
Obligations	—	1,360,119	—	1,360,119
Short-Term U.S. Government
Obligations	—	1,199,891	—	1,199,891
Total Investments in Securities	$—	$9,879,859	$—	$9,879,859

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,041.93	$4.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.83	$4.07

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

9

Portfolio of Investments
DISCOVERY FUND
June 30, 2012

Shares		Security	Value
		COMMON STOCKS—99.6%
		Consumer Discretionary—14.1%
86,400		American Eagle Outfitters, Inc.	$ 1,704,672
35,200	*	Big Lots, Inc.	1,435,808
88,750	*	Deckers Outdoor Corporation	3,905,888
120,100	*	Express, Inc.	2,182,217
51,300		Foot Locker, Inc.	1,568,754
122,200	*	Iconix Brand Group, Inc.	2,134,834
49,700		Men’s Wearhouse, Inc.	1,398,558
41,100		PVH Corporation	3,197,169
301,900		Regal Entertainment Group – Class “A”	4,154,144
			21,682,044
		Consumer Staples—1.9%
38,200		Cal-Maine Foods, Inc.	1,493,620
171,266	*	Dole Food Company, Inc.	1,503,715
			2,997,335
		Energy—8.0%
94,300	*	Denbury Resources, Inc.	1,424,873
146,687	*	Matrix Service Company	1,664,897
304,000	*	PetroQuest Energy, Inc.	1,520,000
23,000	*	Plains Exploration & Production Company	809,140
73,000	*	Resolute Energy Corporation	698,610
92,800		Sunoco, Inc.	4,408,000
41,400	*	Whiting Petroleum Corporation	1,702,368
			12,227,888
		Financials—22.8%
8,052	*	Alleghany Corporation	2,735,667
65,900		American Financial Group, Inc.	2,585,257
624,100		Anworth Mortgage Asset Corporation (REIT)	4,399,905
92,600		Aspen Insurance Holdings, Ltd.	2,676,140
217,100		Capitol Federal Financial, Inc.	2,579,148
94,500	*	EZCORP, Inc. – Class “A”	2,216,970
275,200		First Niagara Financial Group, Inc.	2,105,280
337,000	*	Knight Capital Group, Inc. – Class “A”	4,023,780
1,700	*	Markel Corporation	750,890

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Shares		Security	Value
		Financials (continued)
501,300		MFA Financial, Inc. (REIT)	$ 3,955,257
57,300		Mid-America Apartment Communities, Inc. (REIT)	3,910,152
144,600		Montpelier Re Holdings, Ltd.	3,078,534
			35,016,980
		Health Care—12.5%
96,400	*	Endo Health Solutions, Inc.	2,986,472
67,100	*	Life Technologies Corporation	3,018,829
102,200	*	Magellan Health Services, Inc.	4,632,726
39,400	*	MEDNAX, Inc.	2,700,476
173,500	*	Myriad Genetics, Inc.	4,124,095
68,700		PerkinElmer, Inc.	1,772,460
			19,235,058
		Industrials—5.0%
70,600		Applied Industrial Technologies, Inc.	2,601,610
78,900		EMCOR Group, Inc.	2,194,998
32,735	*	FTI Consulting, Inc.	941,131
11,800		Precision Castparts Corporation	1,940,982
			7,678,721
		Information Technology—22.5%
120,600	*	Avnet, Inc.	3,721,716
177,100	*	Compuware Corporation	1,645,259
138,900	*	Comverse Technology, Inc.	808,398
296,775		Convergys Corporation	4,383,367
42,100	*	Cymer, Inc.	2,481,795
201,500	*	Emulex Corporation	1,450,800
40,500		IAC/InterActiveCorp	1,846,800
51,950		j2 Global, Inc.	1,372,519
237,900	*	Kulicke and Soffa Industries, Inc.	2,122,068
17,200		Lender Processing Services, Inc.	434,816
89,100		Lexmark International, Inc. – Class “A”	2,368,278
148,200		Marvell Technology Group, Ltd.	1,671,696
92,000	*	Microsemi Corporation	1,701,080
273,200	*	QLogic Corporation	3,740,108
273,800	*	TriQuint Semiconductor, Inc.	1,505,900
352,300	*	Vishay Intertechnology, Inc.	3,322,189
			34,576,789

11

Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2012

Shares		Security		Value
		Materials—11.6%
50,000		AptarGroup, Inc.		$ 2,552,500
176,200	*	Chemtura Corporation		2,554,900
31,500	*	Innospec, Inc.		932,715
120,700		Olin Corporation		2,521,423
22,600		Royal Gold, Inc.		1,771,840
33,600		Schnitzer Steel Industries, Inc. – Class “A”		941,472
78,500		Sensient Technologies Corporation		2,883,305
6,800	*	Tronox, Ltd. – Class “A”		820,896
55,900		Westlake Chemical Corporation		2,921,334
				17,900,385
		Telecommunication Services—1.2%
221,000	*	Premiere Global Services, Inc.		1,854,190
Total Value of Common Stocks (cost $129,239,793)			99.6%	153,169,390
Other Assets, Less Liabilities			.4	642,474
Net Assets			100.0%	$153,811,864

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

12

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$153,169,390	$—	$—	$153,169,390

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	13

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,010.69	$3.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.08	$3.82

*	Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

14

Portfolio of Investments
GOVERNMENT FUND
June 30, 2012

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—59.0%
	Fannie Mae—5.9%
$1,271M	5.5%, 7/1/2034 – 10/1/2039	$ 1,401,270
198M	9%, 11/1/2026	245,108
117M	11%, 10/1/2015	130,362
		1,776,740
	Freddie Mac—3.3%
910M	5.5%, 11/1/2038	1,001,750
	Government National Mortgage Association I
	Program—46.2%
3,464M	4%, 10/15/2040 – 11/15/2041	3,795,169
3,157M	4.5%, 6/15/2039 – 8/15/2040	3,477,357
4,365M	5%, 6/15/2033 – 6/15/2040	4,837,907
1,338M	5.5%, 2/15/2033 – 11/15/2038	1,498,470
250M	6%, 11/15/2032 – 4/15/2036	284,588
		13,893,491
	Government National Mortgage Association II
	Program—3.6%
994M	4%, 3/20/2042	1,089,349
Total Value of Residential Mortgage-Backed Securities (cost $16,935,465)		17,761,330
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—29.4%
	Fannie Mae:
1,750M	1.625%, 10/26/2015	1,814,136
1,750M	1.25%, 1/30/2017	1,779,561
1,250M	Federal Farm Credit Bank, 1.75%, 2/21/2013	1,261,085
1,250M	Federal Home Loan Bank, 5.375%, 5/18/2016	1,475,164
1,250M	Freddie Mac, 3%, 7/28/2014	1,316,267
1,000M	Tennessee Valley Authority, 4.5%, 4/1/2018	1,180,882
Total Value of U.S. Government Agency Obligations (cost $8,619,512)		8,827,095
	U.S. GOVERNMENT OBLIGATIONS—6.8%
466M	FDA Queens, LP, 6.99%, 6/15/2017 (a)	515,465
1,500M	U.S. Treasury Note, 0.875%, 12/31/2016	1,513,711
Total Value of U.S. Government Obligations (cost $2,032,423)		2,029,176

15

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2012

Principal
Amount	Security	Value
	U.S. GOVERNMENT FDIC GUARANTEED
	DEBT—3.4%
$1,000M	JPMorgan Chase & Co., 2.125%, 12/26/2012 (cost $1,011,463)	$ 1,009,328
Total Value of Investments (cost $28,598,863)	98.6%	29,626,929
Other Assets, Less Liabilities	1.4	417,708
Net Assets	100.0%	$30,044,637

(a) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$17,761,330	$—	$17,761,330
U.S. Government Agency
Obligations	—	8,827,095	—	8,827,095
U.S. Government Obligations	—	2,029,176	—	2,029,176
U.S. Government FDIC
Guaranteed Debt	—	1,009,328	—	1,009,328
Total Investments in Securities	$—	$29,626,929	$—	$29,626,929

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

16	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,091.81	$4.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.83	$4.07

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

17

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2012

Shares		Security	Value
		COMMON STOCKS—99.7%
		Consumer Discretionary—13.3%
98,200		Allison Transmission Holdings, Inc.	$ 1,724,392
111,300		Best Buy Company, Inc.	2,332,848
39,100	*	BorgWarner, Inc.	2,564,569
200	*	CafePress, Inc.	2,976
144,485		CBS Corporation – Class “B”	4,736,218
17,261		CEC Entertainment, Inc.	627,783
20,064		Coach, Inc.	1,173,343
139,000		Dana Holding Corporation	1,780,590
72,600	*	Delphi Automotive, PLC	1,851,300
36,800		GNC Acquisition Holdings, Inc. – Class “A”	1,442,560
57,100		Home Depot, Inc.	3,025,729
89,800		Limited Brands, Inc.	3,819,194
51,700		Lowe’s Companies, Inc.	1,470,348
33,200		McDonald’s Corporation	2,939,196
152,243		Newell Rubbermaid, Inc.	2,761,688
115,100		Pier 1 Imports, Inc.	1,891,093
41,398	*	Steiner Leisure, Ltd.	1,921,281
180,870		Stewart Enterprises, Inc. – Class “A”	1,291,412
25,900	*	TRW Automotive Holdings Corporation	952,084
800	*	Tumi Holdings, Inc.	14,000
16,500		Tupperware Brands Corporation	903,540
20,700	*	Vera Bradley, Inc.	436,356
46,900		Walt Disney Company	2,274,650
65,883		Wyndham Worldwide Corporation	3,474,669
			45,411,819
		Consumer Staples—10.2%
120,600		Altria Group, Inc.	4,166,730
98,300		Avon Products, Inc.	1,593,443
61,989		Coca-Cola Company	4,846,920
76,200		CVS Caremark Corporation	3,560,826
15,500		McCormick & Company, Inc.	940,075
44,927		Nu Skin Enterprises, Inc. – Class “A”	2,107,076
36,200		PepsiCo, Inc.	2,557,892
88,100		Philip Morris International, Inc.	7,687,606
39,713		Procter & Gamble Company	2,432,421
85,400		Roundy’s, Inc.	871,934
60,064		Wal-Mart Stores, Inc.	4,187,662
			34,952,585

18

Shares		Security	Value
		Energy—10.5%
39,400		Anadarko Petroleum Corporation	$ 2,608,280
39,900	*	C&J Energy Services, Inc.	738,150
41,700		Chevron Corporation	4,399,350
66,700		ConocoPhillips	3,727,196
15,700		Devon Energy Corporation	910,443
42,000		Ensco, PLC – Class “A”	1,972,740
69,611		ExxonMobil Corporation	5,956,613
13,200		Hess Corporation	573,540
102,022		Marathon Oil Corporation	2,608,703
40,911		Marathon Petroleum Corporation	1,837,722
37,950		National Oilwell Varco, Inc.	2,445,498
78,800	*	Noble Corporation	2,563,364
33,350	*	Phillips 66	1,108,554
16,994		Sasol, Ltd. (ADR)	721,395
15,200		Schlumberger, Ltd.	986,632
87,107		Suncor Energy, Inc.	2,521,748
			35,679,928
		Financials—10.3%
66,806		American Express Company	3,888,777
56,500		Ameriprise Financial, Inc.	2,952,690
114,800		Brookline Bancorp, Inc.	1,015,980
14,100		Chubb Corporation	1,026,762
49,843		Discover Financial Services	1,723,571
26,600		Financial Select Sector SPDR Fund (ETF)	388,892
83,500		FirstMerit Corporation	1,379,420
37,100		Invesco, Ltd.	838,460
113,488		JPMorgan Chase & Company	4,054,926
28,800		M&T Bank Corporation	2,378,016
43,300		MetLife, Inc.	1,335,805
27,000		Morgan Stanley	393,930
128,100		New York Community Bancorp, Inc.	1,605,093
48,400		PNC Financial Services Group, Inc.	2,957,724
11,900	*	Select Income REIT (REIT)	282,744
27,000		SPDR S&P Regional Banking (ETF)	739,260
103,279	*	Sunstone Hotel Investors, Inc. (REIT)	1,135,036
101,588		U.S. Bancorp	3,267,070
79,600		Urstadt Biddle Properties – Class “A” (REIT)	1,573,692
69,767		Wells Fargo & Company	2,333,008
			35,270,856

19

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2012

Shares		Security	Value
		Health Care—12.4%
84,000		Abbott Laboratories	$ 5,415,480
15,730		Baxter International, Inc.	836,050
33,700		Covidien, PLC	1,802,950
50,222	*	Express Scripts Holding Company	2,803,894
58,400	*	Gilead Sciences, Inc.	2,994,752
78,375		Johnson & Johnson	5,295,015
17,400		McKesson Corporation	1,631,250
87,443		Merck & Company, Inc.	3,650,745
53,600	*	Par Pharmaceutical Companies, Inc.	1,937,104
246,139		Pfizer, Inc.	5,661,197
34,953		Sanofi (ADR)	1,320,524
70,543		Thermo Fisher Scientific, Inc.	3,661,887
40,500		UnitedHealth Group, Inc.	2,369,250
39,300	*	Watson Pharmaceuticals, Inc.	2,907,807
			42,287,905
		Industrials—16.6%
58,294		3M Company	5,223,142
88,800		Altra Holdings, Inc.	1,401,264
32,000		Armstrong World Industries, Inc.	1,573,120
30,800		Caterpillar, Inc.	2,615,228
34,537		Chicago Bridge & Iron Company NV – NY Shares	1,311,025
32,700	*	Esterline Technologies Corporation	2,038,845
58,200	*	Generac Holdings, Inc.	1,400,292
112,296		General Electric Company	2,340,249
35,235		Goodrich Corporation	4,471,321
61,040		Honeywell International, Inc.	3,408,474
52,153		IDEX Corporation	2,032,924
91,450		ITT Corporation	1,609,520
12,700		Lockheed Martin Corporation	1,105,916
48,119	*	Mobile Mini, Inc.	692,914
11,518		Northrop Grumman Corporation	734,733
31,000		Parker Hannifin Corporation	2,383,280
20,400		Raytheon Company	1,154,436
44,900		Snap-on, Inc.	2,795,025
143,000		TAL International Group, Inc.	4,789,070
74,500		Textainer Group Holdings, Ltd.	2,749,050
25,700		Triumph Group, Inc.	1,446,139

20

Shares		Security	Value
		Industrials (continued)
102,793		Tyco International, Ltd.	$ 5,432,610
44,900		United Technologies Corporation	3,391,297
19,600		Xylem, Inc.	493,332
			56,593,206
		Information Technology—19.9%
12,400	*	Apple, Inc.	7,241,600
7,600	*	Arris Group, Inc.	105,716
51,200		Avago Technologies, Ltd.	1,838,080
27,400	*	CACI International, Inc. – Class “A”	1,507,548
198,400		Cisco Systems, Inc.	3,406,528
28,500	*	eBay, Inc.	1,197,285
166,700	*	EMC Corporation	4,272,521
93,500		Hewlett-Packard Company	1,880,285
173,052		Intel Corporation	4,611,836
43,729		International Business Machines Corporation	8,552,518
145,900		Intersil Corporation – Class “A”	1,553,835
250,500		Microsoft Corporation	7,662,795
166,000	*	NCR Corporation	3,773,180
61,700	*	NeuStar, Inc. – Class “A”	2,060,780
91,500		Oracle Corporation	2,717,550
46,855	*	Parametric Technology Corporation	982,081
86,488		QUALCOMM, Inc.	4,815,652
109,360	*	Symantec Corporation	1,597,750
79,600		TE Connectivity, Ltd.	2,540,036
163,400		Western Union Company	2,751,656
176,400	*	Yahoo!, Inc.	2,792,412
			67,861,644
		Materials—3.3%
46,700		Celanese Corporation – Series “A”	1,616,754
21,700		DuPont (E.I.) de Nemours & Company	1,097,369
72,940		Freeport-McMoRan Copper & Gold, Inc.	2,485,066
78,900		Kronos Worldwide, Inc.	1,245,831
42,700		LyondellBasell Industries NV – Class “A”	1,719,529
11,600		Praxair, Inc.	1,261,268
68,320		RPM International, Inc.	1,858,304
			11,284,121

21

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2012

Shares	Security		Value
	Telecommunication Services—2.8%
125,783	AT&T, Inc.		$ 4,485,422
113,800	Verizon Communications, Inc.		5,057,272
			9,542,694
	Utilities—.4%
20,500	American Electric Power Company, Inc.		817,950
14,426	Atmos Energy Corporation		505,920
			1,323,870
Total Value of Common Stocks (cost $259,540,970)		99.7%	340,208,628
Other Assets, Less Liabilities		.3	1,176,428
Net Assets		100.0%	$341,385,056

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

22

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$340,208,628	$—	$—	$340,208,628

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	23

Fund Expenses (unaudited)
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,060.07	$4.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.42

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

24

Portfolio of Investments
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	CORPORATE BONDS—93.9%
	Automotive—3.2%
$ 575M	Chrysler Group, LLC/CG Co–Issuer, Inc., 8.25%, 6/15/2021	$ 593,687
400M	Cooper Tire & Rubber Co., 8%, 12/15/2019	430,000
300M	Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018	325,125
525M	Exide Technologies, 8.625%, 2/1/2018	416,719
250M	Ford Motor Co., 6.625%, 10/1/2028	282,409
150M	Jaguar Land Rover, PLC, 7.75%, 5/15/2018 (a)	155,250
300M	Oshkosh Corp., 8.5%, 3/1/2020	334,500
		2,537,690
	Building Materials—2.1%
350M	Associated Materials, LLC, 9.125%, 11/1/2017	314,125
	Building Materials Corp.:
475M	6.875%, 8/15/2018 (a)	507,062
200M	7.5%, 3/15/2020 (a)	218,000
325M	Griffon Corp., 7.125%, 4/1/2018	331,500
300M	Texas Industries, Inc., 9.25%, 8/15/2020	301,500
		1,672,187
	Capital Goods—.5%
375M	Belden CDT, Inc., 9.25%, 6/15/2019	410,625
	Chemicals—3.3%
400M	Ferro Corp., 7.875%, 8/15/2018	392,000
225M	Kinove German Bondco GmbH, 9.625%, 6/15/2018 (a)	232,875
	LyondellBasell Industries NV:
200M	5%, 4/15/2019 (a)	210,750
200M	6%, 11/15/2021 (a)	220,500
325M	PolyOne Corp., 7.375%, 9/15/2020	346,125
800M	Rhodia SA, 6.875%, 9/15/2020 (a)	884,000
	Solutia, Inc.:
125M	8.75%, 11/1/2017	140,781
175M	7.875%, 3/15/2020	205,187
		2,632,218

25

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	Consumer Non-Durables—2.1%
$ 350M	Easton-Bell Sports, Inc., 9.75%, 12/1/2016	$ 384,562
	Levi Strauss & Co.:
350M	7.625%, 5/15/2020	373,625
350M	6.875%, 5/1/2022 (a)	360,938
150M	Libbey Glass, Inc., 6.875%, 5/15/2020 (a)	154,875
325M	Phillips Van-Heusen Corp., 7.375%, 5/15/2020	361,562
		1,635,562
	Energy—14.4%
	AmeriGas Finance, LLC:
50M	6.75%, 5/20/2020	51,125
200M	7%, 5/20/2022	206,500
	Basic Energy Services, Inc.:
75M	7.125%, 4/15/2016	74,437
150M	7.75%, 2/15/2019	144,750
325M	Berry Petroleum Co., 6.375%, 9/15/2022	336,375
275M	Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020 (a)	280,500
	Chesapeake Energy Corp.:
350M	7.25%, 12/15/2018	358,750
25M	6.625%, 8/15/2020	24,875
150M	Chesapeake Midstream Partners, LP, 6.125%, 7/15/2022	147,750
325M	Concho Resources, Inc., 8.625%, 10/1/2017	359,937
	Consol Energy, Inc.:
225M	8%, 4/1/2017	234,562
525M	8.25%, 4/1/2020	553,875
	Copano Energy, LLC:
75M	7.75%, 6/1/2018	78,000
375M	7.125%, 4/1/2021	388,125
475M	Crosstex Energy, LP, 8.875%, 2/15/2018	502,609
400M	Denbury Resources, Inc., 8.25%, 2/15/2020	440,000
375M	El Paso Corp., 6.5%, 9/15/2020	412,695
200M	El Paso Pipeline Partners Operating Co., LLC, 5%, 10/1/2021	217,385
100M	Encore Acquisition Co., 9.5%, 5/1/2016	109,750
215M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (a)	206,938
	Ferrellgas Partners, LP:
475M	9.125%, 10/1/2017	498,750
190M	8.625%, 6/15/2020	170,050
550M	Forest Oil Corp., 7.25%, 6/15/2019	507,375
450M	Genesis Energy, LP, 7.875%, 12/15/2018	463,500
575M	Hilcorp Energy I, LP, 8%, 2/15/2020 (a)	622,438

26

Principal
Amount	Security	Value
	Energy (continued)
	Inergy, LP:
$ 325M	7%, 10/1/2018	$ 336,375
92M	6.875%, 8/1/2021	92,460
300M	Kodiak Oil & Gas Corp., 8.125%, 12/1/2019 (a)	309,375
	Linn Energy, LLC:
450M	6.25%, 11/1/2019 (a)	441,563
75M	8.625%, 4/15/2020	81,187
325M	Murray Energy Corp., 10.25%, 10/15/2015 (a)	286,813
50M	Newfield Exploration Co., 7.125%, 5/15/2018	53,187
75M	Penn Virginia Corp., 7.25%, 4/15/2019	62,250
200M	Petrohawk Energy Corp., 10.5%, 8/1/2014	221,690
150M	Plains Exploration & Production Co., 6.125%, 6/15/2019	151,500
	Quicksilver Resources, Inc.:
125M	8.25%, 8/1/2015	117,500
300M	11.75%, 1/1/2016	293,625
300M	9.125%, 8/15/2019	262,500
200M	SandRidge Energy, Inc., 7.5%, 3/15/2021	198,500
150M	SESI, LLC, 6.375%, 5/1/2019	157,875
	SM Energy Co.:
75M	6.625%, 2/15/2019	77,250
150M	6.5%, 11/15/2021	153,375
150M	6.5%, 1/1/2023 (a)	151,313
225M	Vanguard Natural Resources, LLC, 7.875%, 4/1/2020	225,281
200M	Western Refining, Inc., 11.25%, 6/15/2017 (a)	225,500
		11,290,170
	Financials—4.8%
	Ally Financial, Inc.:
200M	5.5%, 2/15/2017	203,353
525M	6.25%, 12/1/2017	554,957
500M	8%, 3/15/2020	577,500
100M	CNH Capital, LLC, 6.25%, 11/1/2016 (a)	107,500
	Ford Motor Credit Co., LLC:
100M	12%, 5/15/2015	125,000
100M	6.625%, 8/15/2017	113,872
600M	5.875%, 8/2/2021	668,695

27

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	Financials (continued)
	International Lease Finance Corp.:
$ 50M	5.875%, 5/1/2013	$ 51,375
50M	6.625%, 11/15/2013	52,000
750M	8.625%, 9/15/2015	831,562
275M	8.75%, 3/15/2017	310,063
150M	8.25%, 12/15/2020	172,151
		3,768,028
	Food/Beverage/Tobacco—.9%
75M	CF Industries, Inc., 6.875%, 5/1/2018	89,156
225M	JBS USA, LLC, 7.25%, 6/1/2021 (a)	210,375
375M	Pilgrim’s Pride Corp., 7.875%, 12/15/2018	382,031
		681,562
	Food/Drug—2.4%
850M	McJunkin Red Man Corp., 9.5%, 12/15/2016	922,250
475M	NBTY, Inc., 9%, 10/1/2018	527,250
175M	SUPERVALU, Inc., 7.5%, 11/15/2014	178,063
200M	Tops Holding Corp./Tops Markets, LLC, 10.125%, 10/15/2015	213,500
		1,841,063
	Forest Products/Containers—3.5%
200M	Ardagh Packaging Finance, 7.375%, 10/15/2017 (a)	213,500
325M	Ball Corp., 7.375%, 9/1/2019	360,750
325M	Clearwater Paper Corp., 7.125%, 11/1/2018	344,500
225M	Exopack Holding Corp., 10%, 6/1/2018	226,688
175M	JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 4/1/2015	177,625
225M	Mead Products, LLC/ACCO Brands, 6.75%, 4/30/2020 (a)	238,500
400M	Reynolds Group Escrow, LLC, 7.75%, 10/15/2016 (a)	423,000
200M	Sappi Papier Holding GmbH, 8.375%, 6/15/2019 (a)(b)	201,000
200M	Sealed Air Corp., 8.125%, 9/15/2019 (a)	224,000
300M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	303,750
		2,713,313

28

Principal
Amount	Security	Value
	Gaming/Leisure—.9%
$ 250M	Ameristar Casinos, Inc., 7.5%, 4/15/2021	$ 268,750
	National CineMedia, LLC:
200M	7.875%, 7/15/2021	213,000
225M	6%, 4/15/2022 (a)	230,063
		711,813
	Health Care—5.5%
250M	AMERIGROUP Corp., 7.5%, 11/15/2019	270,000
600M	Aviv Healthcare Properties, LP, 7.75%, 2/15/2019	621,000
175M	Capella Healthcare, Inc., 9.25%, 7/1/2017	182,000
	Community Health Systems, Inc.:
126M	8.875%, 7/15/2015	129,465
250M	8%, 11/15/2019	267,500
200M	DaVita, Inc., 6.375%, 11/1/2018	207,000
	Fresenius Medical Care US Finance II, Inc.:
150M	5.625%, 7/31/2019 (a)	156,750
125M	5.875%, 1/31/2022 (a)	130,469
600M	Genesis Health Ventures, Inc., 9.75%, 6/15/2005 (c)(d)	375
	HCA, Inc.:
150M	6.375%, 1/15/2015	160,125
75M	8%, 10/1/2018	84,375
75M	6.5%, 2/15/2020	81,469
25M	7.25%, 9/15/2020	27,625
275M	7.75%, 5/15/2021	296,313
325M	7.5%, 2/15/2022	355,062
	Healthsouth Corp.:
300M	7.25%, 10/1/2018	321,000
125M	7.75%, 9/15/2022	134,688
175M	LVB Acquisition, Inc. (Biomet, Inc.), 10%, 10/15/2017	187,797
225M	Universal Hospital Services, Inc., 8.5%, 6/1/2015	230,484
	Vanguard Health Holding Co. II, LLC:
250M	8%, 2/1/2018	256,875
200M	7.75%, 2/1/2019 (a)	203,000
		4,303,372
	Information Technology—4.0%
275M	Audatex North America, Inc., 6.75%, 6/15/2018 (a)	290,812
425M	Computer Sciences Corp., 6.5%, 3/15/2018	454,750
	Equinix, Inc.:
250M	8.125%, 3/1/2018	278,125
175M	7%, 7/15/2021	192,938

29

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	Information Technology (continued)
	Fidelity National Information Services, Inc.:
$ 175M	7.625%, 7/15/2017	$ 193,812
325M	7.875%, 7/15/2020	367,250
	Jabil Circuit, Inc.:
50M	7.75%, 7/15/2016	57,250
550M	8.25%, 3/15/2018	647,625
400M	Lawson Software, Inc., 9.375%, 4/1/2019 (a)	429,000
275M	MEMC Electronic Materials, Inc., 7.75%, 4/1/2019	218,625
		3,130,187
	Manufacturing—2.5%
200M	Amsted Industries, 8.125%, 3/15/2018 (a)	212,500
375M	Bombardier, Inc., 5.75%, 3/15/2022 (a)	375,469
515M	Case New Holland, Inc., 7.875%, 12/1/2017	597,400
300M	EDP Finance BV, 6%, 2/2/2018 (a)	261,273
275M	Rexel SA, 6.125%, 12/15/2019 (a)	278,094
175M	Terex Corp., 10.875%, 6/1/2016	197,094
		1,921,830
	Media-Broadcasting—4.5%
325M	Allbritton Communication Co., 8%, 5/15/2018	341,250
	Belo Corp.:
100M	7.75%, 6/1/2027	98,500
575M	7.25%, 9/15/2027	550,562
375M	Block Communications, Inc., 7.25%, 2/1/2020 (a)	382,500
400M	Cumulus Media Holdings, Inc., 7.75%, 5/1/2019	379,000
350M	Nexstar/Mission Broadcasting, Inc., 8.875%, 4/15/2017	371,438
575M	Sinclair Television Group, Inc., 9.25%, 11/1/2017 (a)	638,250
700M	XM Satellite Radio, Inc., 7.625%, 11/1/2018 (a)	756,000
		3,517,500
	Media-Cable TV—7.7%
525M	Cablevision Systems Corp., 8.625%, 9/15/2017	588,000
	CCO Holdings, LLC:
150M	7.25%, 10/30/2017	164,250
225M	7.875%, 4/30/2018	245,812
150M	7%, 1/15/2019	162,750
175M	7.375%, 6/1/2020	193,156
225M	Cequel Communications Holdings I, Inc., 8.625%, 11/15/2017 (a)	243,562

30

Principal
Amount	Security	Value

	Media-Cable TV (continued)
	Clear Channel Worldwide:
$ 350M	9.25%, 12/15/2017 Series “A”	$ 382,375
300M	9.25%, 12/15/2017 Series “B”	328,500
25M	7.625%, 3/15/2020 Series “A” (a)	24,063
250M	7.625%, 3/15/2020 Series “B” (a)	245,625
50M	CSC Holdings, LLC, 6.75%, 11/15/2021 (a)	53,500
	DISH DBS Corp.:
350M	7.875%, 9/1/2019	405,125
75M	6.75%, 6/1/2021	81,375
100M	5.875%, 7/15/2022 (a)	101,500
225M	Echostar DBS Corp., 7.125%, 2/1/2016	248,063
225M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	234,000
800M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018 (a)	692,000
475M	Quebecor Media, Inc., 7.75%, 3/15/2016	489,250
675M	UPC Germany GmbH, 8.125%, 12/1/2017 (a)	729,000
400M	UPC Holding BV, 9.875%, 4/15/2018 (a)	440,000

		6,051,906

	Media-Diversified—1.4%
426M	Entravision Communications Corp., 8.75%, 8/1/2017	453,690
475M	Lamar Media Corp., 7.875%, 4/15/2018	524,875
125M	NAI Entertainment Holdings, LLC, 8.25%, 12/15/2017 (a)	138,750

		1,117,315

	Metals/Mining—9.4%
	AK Steel Corp.:
100M	7.625%, 5/15/2020	85,000
75M	8.375%, 4/1/2022	64,125
	ArcelorMittal:
50M	4.5%, 2/25/2017	49,286
450M	9.85%, 6/1/2019	536,210
200M	5.5%, 3/1/2021	189,623
150M	6.25%, 2/25/2022	147,173
	Arch Coal, Inc.:
375M	7.25%, 10/1/2020	318,750
400M	7.25%, 6/15/2021	337,000

31

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	Metals/Mining (continued)
	FMG Resources (August 2006) Property, Ltd.:
$ 50M	7%, 11/1/2015 (a)	$ 51,250
175M	6.375%, 2/1/2016 (a)	178,063
125M	6%, 4/1/2017 (a)	125,938
225M	6.875%, 2/1/2018 (a)	228,094
125M	8.25%, 11/1/2019 (a)	133,125
100M	6.875%, 4/1/2022 (a)	101,000
175M	JMC Steel Group, 8.25%, 3/15/2018 (a)	174,563
150M	Kaiser Aluminum Corp., 8.25%, 6/1/2020 (a)	153,750
375M	Metals USA, Inc., 11.125%, 12/1/2015	391,406
225M	Molycorp, Inc., 10%, 6/1/2020 (a)	223,875
700M	Novelis, Inc., 8.375%, 12/15/2017	752,500
	Peabody Energy Corp.:
325M	6%, 11/15/2018 (a)	325,000
175M	6.5%, 9/15/2020	178,063
475M	6.25%, 11/15/2021 (a)	472,625
	Schaeffler Finance BV:
200M	7.75%, 2/15/2017 (a)	209,500
400M	8.5%, 2/15/2019 (a)	429,000
	United States Steel Corp.:
125M	7%, 2/1/2018	124,063
475M	7.375%, 4/1/2020	460,750
175M	7.5%, 3/15/2022	168,875
	Vulcan Materials Co.:
175M	6.5%, 12/1/2016	185,063
525M	7%, 6/15/2018	561,750
		7,355,420
	Real Estate Investment Trusts—1.0%
	Developers Diversified Realty Corp.:
100M	9.625%, 3/15/2016	121,564
75M	7.875%, 9/1/2020	89,818
	Omega Healthcare Investors, Inc.:
125M	7.5%, 2/15/2020	136,875
200M	6.75%, 10/15/2022	214,500
200M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	209,500
		772,257

32

Principal
Amount	Security	Value
	Retail-General Merchandise—4.6%
$ 119M	CKE Restaurants, Inc., 11.375%, 7/15/2018	$ 136,552
300M	J.C. Penney Corp., Inc., 7.95%, 4/1/2017	301,500
350M	Landry’s, Inc., 9.375%, 5/1/2020 (a)	357,438
300M	Limited Brands, Inc., 8.5%, 6/15/2019	354,000
275M	Monitronics International, Inc., 9.125%, 4/1/2020 (a)	265,375
475M	Needle Merger Sub Corp., 8.125%, 3/15/2019 (a)	475,000
475M	NPC International, Inc., 10.5%, 1/15/2020	528,438
200M	QVC, Inc., 7.5%, 10/1/2019 (a)	222,115
200M	Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/2019	218,500
175M	Toys R Us Property Co. II, Inc., 8.5%, 12/1/2017	183,094
350M	Wendy’s/Arby’s Restaurants, LLC., 10%, 7/15/2016	377,566
225M	YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2/15/2016	230,063
		3,649,641
	Services—2.4%
275M	CoreLogic, Inc., 7.25%, 6/1/2021 (a)	283,250
200M	Covanta Holding Corp., 6.375%, 10/1/2022	212,399
	Iron Mountain, Inc.:
225M	7.75%, 10/1/2019	244,125
300M	8.375%, 8/15/2021	327,000
400M	PHH Corp., 9.25%, 3/1/2016	427,000
375M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019 (a)	414,375
		1,908,149
	Telecommunications—6.5%
75M	CenturyLink, Inc., 5.8%, 3/15/2022	74,800
	Citizens Communications Co.:
750M	7.125%, 3/15/2019	761,250
200M	9%, 8/15/2031	192,000
350M	GCI, Inc., 8.625%, 11/15/2019	368,375
750M	Inmarsat Finance, PLC, 7.375%, 12/1/2017 (a)	804,375
	Intelsat Jackson Holdings SA:
625M	7.25%, 10/15/2020 (a)	659,375
50M	7.5%, 4/1/2021	53,125
100M	PAETEC Holding Corp., 9.875%, 12/1/2018	112,250
150M	Qwest Communications International, Inc., 7.125%, 4/1/2018	158,813
50M	Qwest Corp., 6.5%, 6/1/2017	56,235
	Sprint Capital Corp.:
300M	6.9%, 5/1/2019	283,500
475M	6.875%, 11/15/2028	384,750

33

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

Principal
Amount	Security	Value
	Telecommunications (continued)
$ 225M	Telesat Canada/Telesat, LLC, 6%, 5/15/2017 (a)	$ 230,063
83M	Virgin Media Finance, PLC, 9.5%, 8/15/2016	92,960
	Wind Acquisition Finance SA:
200M	11.75%, 7/15/2017 (a)	162,500
200M	7.25%, 2/15/2018 (a)	176,000
	Windstream Corp.:
225M	7.875%, 11/1/2017	246,375
300M	7.75%, 10/15/2020	319,500
		5,136,246
	Transportation—1.2%
350M	CHC Helicopter SA, 9.25%, 10/15/2020	343,875
	Navios Maritime Holdings:
250M	8.875%, 11/1/2017	253,125
375M	8.125%, 2/15/2019	322,500
		919,500
	Utilities—4.1%
	AES Corp.:
125M	9.75%, 4/15/2016	148,750
100M	8%, 10/15/2017	114,250
100M	7.375%, 7/1/2021 (a)	111,750
500M	Atlantic Power Corp., 9%, 11/15/2018 (a)	513,750
350M	Calpine Construction Finance Co., LP, 8%, 6/1/2016 (a)	379,750
75M	Calpine Corp., 7.5%, 2/15/2021 (a)	81,375
75M	DPL, Inc., 7.25%, 10/15/2021 (a)	83,625
189M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	197,589
400M	Intergen NV, 9%, 6/30/2017 (a)	394,000
	NRG Energy, Inc.:
625M	7.375%, 1/15/2017	651,563
275M	7.625%, 5/15/2019	279,813
298M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	299,490
		3,255,705
	Wireless Communications—1.0%
275M	MetroPCS Wireless, Inc., 7.875%, 9/1/2018	286,688
200M	Nextel Communications, Inc., 5.95%, 3/15/2014	201,250

34

Principal
Amount
or Shares		Security		Value
		Wireless Communications (continued)
		Sprint Nextel Corp.:
$ 150M		6%, 12/1/2016		$ 144,375
75M		9.125%, 3/1/2017 (a)		78,938
75M		ViaSat, Inc., 6.875%, 6/15/2020 (a)		76,125
				787,376
Total Value of Corporate Bonds (cost $72,074,907)				73,720,635
		LOAN PARTICIPATIONS—2.1%
		Chemicals—.7%
299M		PL Propylene, LLC, 7%, 3/23/2017 (e)		302,805
299M		PolyOne Corp., 5%, 12/20/2017 (e)		300,278
				603,083
		Energy—.5%
375M		Chesapeake Energy Corp., 8.5%, 12/2/2017 (b)(e)		372,382
		Forest Products/Containers—.4%
299M		Sealed Air Corp., 4.75%, 10/3/2018 (e)		302,198
		Metals/Mining—.5%
375M		Arch Coal, Inc., 5.75%, 5/16/2018 (e)		369,416
Total Value of Loan Participations (cost $1,632,861)				1,647,079
		COMMON STOCKS—.0%
		Telecommunications
3	*	Viatel Holding (Bermuda), Ltd. (d)		—
5,970	*	World Access, Inc.		2
Total Value of Common Stocks (cost $97,360)				2
Total Value of Investments (cost $73,805,128)			96.0%	75,367,716
Other Assets, Less Liabilities			4.0	3,162,091
Net Assets			100.0%	$78,529,807

35

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2012

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(c)	In default as to principal and/or interest payment

(d)	Securities valued at fair value (see Note 1A).

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2012.

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$73,720,260	$375	$73,720,635
Loan Participations	—	1,647,079	—	1,647,079
Common Stocks	2	—	—	2
Total Investments in Securities*	$2	$75,367,339	$375	$75,367,716

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

36

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2011	$375	$—	$375
Purchases	—	—	—
Sales
Change in unrealized
appreciation (depreciation)	—	—	—
Realized gain (loss)	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Balance, June 30, 2012	$375	$—	$375

The following is a summary of Level 3 inputs by industry:

Health Care	$375
Telecommunications	—
$375

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2012.

					Impact to
	Fair Value	Valuation	Unobservable		Valuation from and
	June 30, 2012	Methodologies	Input(s)(1)	Range	Increase in Input(2)
Common		Market	Market	100%	Increase
Stock	$—	Comparables	Comparables/
			Bankruptcy
Fixed		Market	Market	100%	Increase
Income	$375	Comparables	Comparables/
			Bankruptcy

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

See notes to financial statements	37

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,079.43	$4.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.09	$4.82

*	Expenses are equal to the annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

38

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2012

Shares		Security	Value
		COMMON STOCKS—97.2%
		United Kingdom—26.5%
149,458		British American Tobacco, PLC	$ 7,609,625
65,110		Bunzl, PLC	1,065,774
113,613		Diageo, PLC	2,932,684
192,163		Domino’s Pizza Group, PLC	1,551,755
68,180		Fresnillo, PLC	1,564,025
36,543		GlaxoSmithKline, PLC	831,261
310,479		HSBC Holdings, PLC	2,739,917
102,296		Imperial Tobacco Group, PLC	3,947,085
133,832	*	Rolls-Royce Holdings, PLC	1,806,409
14,186,192	*	Rolls-Royce Holdings, PLC – “C” Shares (a)	22,250
85,067		SABMiller, PLC	3,418,017
47,372		Standard Chartered, PLC	1,030,576
229,354		Tesco, PLC	1,116,260
			29,635,638
		India—13.4%
412,345		HDFC Bank, Ltd.	4,199,862
4,362		HDFC Bank, Ltd. (ADR)	142,201
56,586		Hindustan Unilever, Ltd.	462,082
398,935		Housing Development Finance Corporation, Ltd.	4,704,301
648,912		ITC, Ltd.	3,021,772
13,342		Nestle India, Ltd.	1,085,971
60,140		Tata Consultancy Services, Ltd.	1,387,863
			15,004,052
		Switzerland—8.8%
16,600	*	DKSH Holding, Ltd.	911,992
604	*	Lindt & Spruengli AG	1,871,903
76,285		Nestle SA – Registered	4,565,272
210,483	*	UBS AG – Registered	2,470,005
			9,819,172
		Netherlands—8.0%
21,096		Core Laboratories NV	2,445,026
44,709		Royal Dutch Shell, PLC – Class “A”	1,513,195
147,247		Unilever NV – CVA	4,932,658
			8,890,879

39

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2012

Shares		Security	Value
		United States—6.9%
88,707		Philip Morris International, Inc.	$ 7,740,573
		France—5.8%
27,304		Bureau Veritas SA	2,435,796
19,530		Essilor International SA	1,819,425
1,427		Hermes International	439,666
16,296		Pernod Ricard SA	1,747,457
			6,442,344
		Canada—5.4%
56,560		Goldcorp, Inc.	2,123,254
87,239	*	Valeant Pharmaceuticals International, Inc. (b)	3,901,345
			6,024,599
		Denmark—3.6%
27,764		Novo Nordisk A/S – Series “B”	4,038,283
		Hong Kong—3.2%
306,038		L’Occitane International SA	849,466
585,950		Sands China, Ltd.	1,885,284
366,088		Wynn Macau, Ltd.	863,982
			3,598,732
		Belgium—3.1%
43,191		Anheuser-Busch InBev NV	3,414,790
		Australia—2.6%
106,342		Coca-Cola Amatil, Ltd.	1,463,613
59,854		Newcrest Mining, Ltd.	1,394,981
			2,858,594
		Japan—2.1%
12,600		Daito Trust Construction Company, Ltd.	1,196,551
12,500		Nitori Company, Ltd.	1,184,134
			2,380,685
		Germany—2.1%
38,883		SAP AG	2,308,936

40

Shares		Security		Value
		Ireland—1.7%
28,488		Paddy Power, PLC		$ 1,862,891
		Colombia—1.1%
22,796		Ecopetrol SA (ADR)		1,271,789
		Mexico—1.1%
440,382		Wal-Mart de Mexico SAB de CV		1,170,665
		China—1.0%
10,109	*	Baidu.com, Inc. (ADR)		1,162,333
		Brazil—.8%
59,380		Souza Cruz SA		858,435
Total Value of Common Stocks (cost $83,791,360)				108,483,390
		PREFERRED STOCKS—2.0%
		Brazil
79,190		AES Tiete SA		1,122,066
61,668		Companhia Energetica de Minas Gerais (ADR)		1,135,925
Total Value of Preferred Stocks (cost $1,564,746)				2,257,991
Total Value of Investments (cost $85,356,106)			99.2%	110,741,381
Other Assets, Less Liabilities			.8	907,429
Net Assets			100.0%	$111,648,810

*	Non-income producing

(a)	Securities valued at fair value (see Note 1A).

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

Summary of Abbreviations:
	ADR	American Depositary Receipts

41

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks
United Kingdom	$—	$29,635,638		$—	$29,635,638
India	142,201	14,861,851		—	15,004,052
Switzerland	911,992	8,907,180		—	9,819,172
Netherlands	2,445,026	6,445,853		—	8,890,879
United States	7,740,573	—		—	7,740,573
France	—	6,442,344		—	6,442,344
Canada	6,024,599	—		—	6,024,599
Denmark	—	4,038,283		—	4,038,283
Hong Kong	—	3,598,732		—	3,598,732
Belgium	—	3,414,790		—	3,414,790
Australia	—	2,858,594		—	2,858,594
Japan	—	2,380,685		—	2,380,685
Germany	—	2,308,936		—	2,308,936
Ireland	—	1,862,891		—	1,862,891
Colombia	1,271,789	—		—	1,271,789
Mexico	1,170,665	—		—	1,170,665
China	1,162,333	—		—	1,162,333
Brazil	858,435	—		—	858,435
Preferred Stocks
Brazil	2,257,991	—		—	2,257,991
Total Investments in Securities	$23,985,604	$86,755,777	*	$—	$110,741,381

*	Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore,
$86,755,777 of investment securities were classified as Level 2 instead of Level 1.

42

During the period ended June 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments
in Common
Stocks
Balance, December 31, 2011	$6,846
Purchases	—
Sales	(6,788)
Change in unrealized
depreciation	(6,846)
Realized gain	6,788
Transfer into Level 3	—
Transfer out of Level 3	—
Balance, June 30, 2012	$—

See notes to financial statements	43

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,051.77	$3.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.28	$3.62

*	Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

44

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2012

Principal
Amount	Security	Value
	CORPORATE BONDS—97.5%
	Aerospace/Defense—.4%
$200M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	$ 210,547
	Agriculture—.8%
340M	Cargill, Inc., 6%, 11/27/2017 (a)	404,876
	Automotive—.8%
400M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	415,524
	Chemicals—2.0%
425M	Chevron Phillips Chemicals Co., LLC, 8.25%, 6/15/2019 (a)	586,931
400M	Dow Chemical Co., 4.25%, 11/15/2020	435,485
		1,022,416
	Consumer Durables—.7%
300M	Stanley Black & Decker, 5.2%, 9/1/2040	336,836
	Energy—9.6%
400M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	490,950
200M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	259,617
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	529,917
439M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014 (a)	470,039
400M	Nabors Industries, Inc., 6.15%, 2/15/2018	459,576
500M	Petrobras International Finance Co., 5.375%, 1/27/2021	541,386
400M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020 (a)	376,551
400M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	478,051
489M	Suncor Energy, Inc., 6.85%, 6/1/2039	616,692
200M	Valero Energy Corp., 9.375%, 3/15/2019	263,190
400M	Weatherford International, Inc., 6.35%, 6/15/2017	462,415
		4,948,384
	Financial Services—14.0%
250M	Aflac, Inc., 8.5%, 5/15/2019	326,798
600M	American Express Co., 7%, 3/19/2018	743,573
400M	American International Group, Inc., 4.875%, 9/15/2016	424,696
400M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	420,191
400M	BlackRock, Inc., 5%, 12/10/2019	457,936
350M	CoBank, ACB, 7.875%, 4/16/2018 (a)	427,512
200M	Compass Bank, 6.4%, 10/1/2017	186,919
	ERAC USA Finance Co.:
300M	6.375%, 10/15/2017 (a)	351,045
200M	4.5%, 8/16/2021 (a)	213,152

45

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2012

Principal
Amount	Security	Value
	Financial Services (continued)
$400M	Ford Motor Credit Co., LLC, 5%, 5/15/2018	$ 425,753
	General Electric Capital Corp.:
400M	5.625%, 9/15/2017	459,554
300M	5.5%, 1/8/2020	343,898
400M	Glencore Funding, LLC, 6%, 4/15/2014 (a)	420,666
	Harley-Davidson Funding Corp.:
400M	5.75%, 12/15/2014 (a)	433,399
210M	6.8%, 6/15/2018 (a)	250,674
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	398,284
400M	Protective Life Corp., 7.375%, 10/15/2019	462,998
400M	Prudential Financial Corp., 4.75%, 9/17/2015	430,966
		7,178,014
	Financials—18.2%
	Bank of America Corp.:
200M	5.65%, 5/1/2018	214,124
200M	5%, 5/13/2021	206,710
100M	5.875%, 2/7/2042	109,940
300M	Barclays Bank, PLC, 5.125%, 1/8/2020	326,060
300M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018	359,080
	Citigroup, Inc.:
450M	6.375%, 8/12/2014	481,937
800M	6.125%, 11/21/2017	887,362
400M	Fifth Third Bancorp, 3.5%, 3/15/2022	405,050
	Goldman Sachs Group, Inc.:
600M	6.15%, 4/1/2018	651,238
100M	5.75%, 1/24/2022	105,755
400M	6.75%, 10/1/2037	393,192
	JPMorgan Chase & Co.:
600M	6%, 1/15/2018	689,539
200M	4.5%, 1/24/2022	215,865
	Merrill Lynch & Co., Inc.:
400M	5%, 1/15/2015	414,106
400M	6.4%, 8/28/2017	435,579
200M	Mizuho Corporate Bank, Ltd., 2.55%, 3/17/2017 (a)	203,142
	Morgan Stanley:
600M	5.95%, 12/28/2017	617,013
500M	6.625%, 4/1/2018	523,406
600M	SunTrust Banks, Inc., 6%, 9/11/2017	683,743
600M	UBS AG, 4.875%, 8/4/2020	642,128

46

Principal
Amount	Security	Value
	Financials (continued)
	Wells Fargo & Co.:
$300M	5.625%, 12/11/2017	$ 350,736
200M	4.6%, 4/1/2021	223,534
200M	3.5%, 3/8/2022	206,214
		9,345,453
	Food/Beverage/Tobacco—8.5%
400M	Altria Group, Inc., 9.7%, 11/10/2018	554,208
400M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020	477,404
400M	Bottling Group, LLC, 5.125%, 1/15/2019	471,712
200M	Bunge Limited Finance Corp., 3.2%, 6/15/2017	200,671
400M	Corn Products International, Inc., 4.625%, 11/1/2020	434,184
400M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	493,656
400M	Lorillard Tobacco Co., 6.875%, 5/1/2020	473,757
300M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	341,755
400M	Philip Morris International, Inc., 5.65%, 5/16/2018	483,693
400M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	426,236
		4,357,276
	Forest Products/Container—.8%
300M	International Paper Co., 9.375%, 5/15/2019	403,281
	Health Care—2.6%
	Aristotle Holding, Inc.:
300M	4.75%, 11/15/2021 (a)	332,608
150M	3.9%, 2/15/2022 (a)	155,788
400M	Biogen IDEC, Inc., 6.875%, 3/1/2018	488,766
200M	Novartis Securities Investment, Ltd., 5.125%, 2/10/2019	238,786
100M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	124,561
		1,340,509
	Information Technology—5.2%
500M	Corning, Inc., 4.75%, 3/15/2042	526,070
300M	Dell, Inc., 5.875%, 6/15/2019	353,473
400M	Harris Corp., 4.4%, 12/15/2020	430,815
500M	Motorola Solutions, Inc., 6%, 11/15/2017	568,551
400M	Pitney Bowes, Inc., 5.75%, 9/15/2017	418,266
400M	Symantec Corp., 3.95%, 6/15/2022	398,202
		2,695,377

47

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2012

Principal
Amount	Security	Value
	Manufacturing—3.9%
$380M	CRH America, Inc., 8.125%, 7/15/2018	$ 453,206
300M	General Electric Co., 5.25%, 12/6/2017	350,743
400M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	487,790
300M	Johnson Controls, Inc., 5%, 3/30/2020	339,698
300M	Tyco Electronics Group SA, 6.55%, 10/1/2017	358,550
		1,989,987
	Media-Broadcasting—4.5%
400M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	539,964
	Comcast Corp.:
400M	5.15%, 3/1/2020	465,102
300M	6.95%, 8/15/2037	386,613
300M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023	407,143
500M	DirecTV Holdings, LLC, 5.15%, 3/15/2042	505,139
		2,303,961
	Media-Diversified—1.5%
	McGraw-Hill Cos., Inc.:
200M	5.9%, 11/15/2017	230,489
200M	6.55%, 11/15/2037	229,664
300M	Vivendi SA, 6.625%, 4/4/2018 (a)	332,006
		792,159
	Metals/Mining—5.8%
500M	Alcoa, Inc., 6.15%, 8/15/2020	527,186
400M	ArcelorMittal, 6.125%, 6/1/2018	406,077
400M	Newmont Mining Corp., 5.125%, 10/1/2019	452,558
500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	538,095
	Vale Overseas, Ltd.:
400M	5.625%, 9/15/2019	445,428
200M	4.375%, 1/11/2022	204,665
400M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021 (a)	414,070
		2,988,079

48

Principal
Amount	Security	Value
	Real Estate Investment Trusts—5.6%
$500M	Boston Properties, LP, 5.875%, 10/15/2019	$ 577,245
400M	Digital Realty Trust, LP, 5.25%, 3/15/2021	426,550
500M	HCP, Inc., 5.375%, 2/1/2021	553,861
400M	ProLogis, LP, 6.625%, 5/15/2018	461,940
400M	Simon Property Group, LP, 5.75%, 12/1/2015	447,271
400M	Ventas Realty, LP, 4.75%, 6/1/2021	416,272
		2,883,139
	Retail-General Merchandise—1.6%
300M	Gap, Inc., 5.95%, 4/12/2021	311,482
400M	Home Depot, Inc., 5.875%, 12/16/2036	513,924
		825,406
	Telecommunications—3.4%
400M	BellSouth Corp., 6.55%, 6/15/2034	471,218
105M	BellSouth Telecommunications, 6.375%, 6/1/2028	123,865
300M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042 (a)	286,101
309M	GTE Corp., 6.84%, 4/15/2018	378,924
400M	Verizon New York, Inc., 7.375%, 4/1/2032	496,715
		1,756,823
	Transportation—1.5%
300M	Con-way, Inc., 7.25%, 1/15/2018	345,897
400M	GATX Corp., 4.75%, 6/15/2022	405,209
		751,106
	Utilities—5.5%
400M	Arizona Public Service Co., 4.5%, 4/1/2042	414,525
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	351,996
300M	Electricite de France SA, 6.5%, 1/26/2019 (a)	353,576
400M	Exelon Generation Co., LLC, 6.2%, 10/1/2017	461,689
	Great River Energy Co.:
137M	5.829%, 7/1/2017 (a)	146,380
300M	4.478%, 7/1/2030 (a)	334,878
400M	Ohio Power Co., 5.375%, 10/1/2021	473,130
200M	Sempra Energy, 9.8%, 2/15/2019	277,574
		2,813,748

49

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2012

Principal
Amount	Security		Value
	Waste Management—.6%
$265M	Republic Services, Inc., 3.8%, 5/15/2018		$ 283,877
Total Value of Corporate Bonds (cost $46,000,340)		97.5%	50,046,778
Other Assets, Less Liabilities		2.5	1,308,355
Net Assets		100.0%	$51,355,133

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$50,046,778	$—	$50,046,778

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

50	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,091.64	$4.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.42

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

51

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2012

Shares		Security	Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—14.5%
11,360	*	Bed Bath & Beyond, Inc.	$ 702,048
11,375		Home Depot, Inc.	602,761
10,500		Mattel, Inc.	340,620
970	*	Priceline.com, Inc.	644,584
13,780		Ross Stores, Inc.	860,837
			3,150,850
		Consumer Staples—10.7%
32,400	*	Dean Foods Company	551,772
8,290		Ingredion, Inc.	410,521
21,400		Kroger Company	496,266
9,150		Whole Foods Market, Inc.	872,178
			2,330,737
		Energy—7.7%
4,550		Chevron Corporation	480,025
3,960		ExxonMobil Corporation	338,857
5,980		Helmerich & Payne, Inc.	260,010
4,250		Noble Energy, Inc.	360,485
2,880		Occidental Petroleum Corporation	247,018
			1,686,395
		Financials—13.2%
10,050		American Express Company	585,011
18,000		BB&T Corporation	555,300
17,330		East West Bancorp, Inc.	406,562
16,600		Invesco, Ltd.	375,160
6,100		Travelers Companies, Inc.	389,424
17,200		U.S. Bancorp	553,152
			2,864,609
		Health Care—12.0%
6,990		Cooper Companies, Inc.	557,522
5,820		McKesson Corporation	545,625
11,500		Omnicare, Inc.	359,145
16,000	*	ResMed, Inc.	499,200
8,810	*	Watson Pharmaceuticals, Inc.	651,852
			2,613,344

52

Shares		Security		Value
		Industrials—11.7%
9,740	*	AGCO Corporation		$ 445,410
11,080		AMETEK, Inc.		553,003
13,500		Robert Half International, Inc.		385,695
6,420		Rockwell Automation, Inc.		424,105
6,050		Ryder System, Inc.		217,861
6,700		Wabtec Corporation		522,667
				2,548,741
		Information Technology—25.3%
8,340	*	ANSYS, Inc.		526,337
2,400	*	Apple, Inc.		1,401,600
45,100	*	Cadence Design Systems, Inc.		495,649
9,900	*	Check Point Software Technologies, Ltd.		490,941
3,590		International Business Machines Corporation		702,132
8,810		Motorola Solutions, Inc.		423,849
17,590	*	Nuance Communications, Inc.		418,994
18,010	*	TIBCO Software, Inc.		538,859
5,600	*	VMware, Inc. – Class “A”		509,824
				5,508,185
		Materials—3.2%
3,620		CF Industries Holdings, Inc.		701,339
Total Value of Common Stocks (cost $17,083,725)			98.3%	21,404,200
Other Assets, Less Liabilities			1.7	360,541
Net Assets			100.0%	$21,764,741

*	Non-income producing

53

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,404,200	$—	$—	$21,404,200

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

54	See notes to financial statements

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,004.50	$3.59
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.28	$3.62

*	Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

55

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2012

Principal		Effective
Amount	Security	Yield	†	Value
	U.S. GOVERNMENT AGENCY ZERO COUPON
	OBLIGATIONS—56.7%
	Agency For International Development – Israel:
$ 698M	9/15/2015	0.81%		$ 680,212
2,234M	11/15/2015	0.84		2,171,895
	Fannie Mae:
243M	8/12/2015	0.87		236,513
600M	9/23/2015	0.91		582,654
3,033M	11/15/2015	0.94		2,938,807
650M	Federal Judiciary Office Building, 2/15/2015	1.23		629,363
	Freddie Mac:
550M	3/15/2015	0.89		536,928
930M	9/15/2015	0.94		902,455
830M	9/15/2015	0.94		805,425
210M	Government Trust Certificate – Turkey Trust, 5/15/2015	1.25		202,589
200M	International Bank for Reconstruction &
	Development, 2/15/2015	0.84		195,628
2,727M	Resolution Funding Corporation, 10/15/2015	0.75		2,660,701
2,000M	Tennessee Valley Authority, 11/1/2015	1.09		1,928,998
Total Value of U.S. Government Agency Zero
Coupon Obligations (cost $12,456,000)				14,472,168
	U.S. GOVERNMENT ZERO COUPON
	OBLIGATIONS—43.3%
11,195M	U.S. Treasury Strips, 11/15/2015 (cost $9,281,997)	0.41		11,042,681
Total Value of Investments (cost $21,737,997)	100.0%			25,514,849
Other Assets, Less Liabilities	—			2,980
Net Assets	100.0%		$ 25,517,829

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2012.

56

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$14,472,168	$—	$14,472,168
U.S. Government Zero Coupon
Obligations	—	11,042,681	—	11,042,681
Total Investments
in Securities	$—	$25,514,849	$—	$25,514,849

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	57

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Examples
Actual	$1,000.00	$1,054.20	$4.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.47

*	Expenses are equal to the annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

58

Portfolio of Investments
VALUE FUND
June 30, 2012

Shares		Security	Value
		COMMON STOCKS—95.2%
		Consumer Discretionary—8.9%
1,000		Allison Transmission Holdings, Inc.	$ 17,560
10,600		Best Buy Company, Inc.	222,176
19,600		Comcast Corporation – Special Shares “A”	615,440
14,300		Dana Holding Corporation	183,183
18,300	*	Delphi Automotive, PLC	466,650
6,100		Genuine Parts Company	367,525
12,200		Home Depot, Inc.	646,478
26,150		Lowe’s Companies, Inc.	743,706
4,400		McDonald’s Corporation	389,532
37,300		Newell Rubbermaid, Inc.	676,622
8,100		Omnicom Group, Inc.	393,660
6,900		Target Corporation	401,511
12,466		Time Warner, Inc.	479,941
16,700		Walt Disney Company	809,950
			6,413,934
		Consumer Staples—14.0%
23,700		Altria Group, Inc.	818,835
10,500		Avon Products, Inc.	170,205
2,400		Beam, Inc.	149,976
13,100		Coca-Cola Company	1,024,289
10,900		ConAgra Foods, Inc.	282,637
16,300		CVS Caremark Corporation	761,699
6,700		Dr. Pepper Snapple Group, Inc.	293,125
7,400		H.J. Heinz Company	402,412
11,500		Kimberly-Clark Corporation	963,355
27,100		Kraft Foods, Inc. – Class “A”	1,046,602
7,800		Nu Skin Enterprises, Inc. – Class “A”	365,820
7,046		PepsiCo, Inc.	497,870
12,200		Philip Morris International, Inc.	1,064,572
11,400	*	Prestige Brands Holdings, Inc.	180,234
6,600		Procter & Gamble Company	404,250
51,300		Roundy’s, Inc.	523,773
15,200		Wal-Mart Stores, Inc.	1,059,744
			10,009,398

59

Portfolio of Investments (continued)
VALUE FUND
June 30, 2012

Shares		Security	Value
		Energy—11.3%
13,550		Chevron Corporation	$ 1,429,525
13,300		ConocoPhillips	743,204
8,400		Devon Energy Corporation	487,116
9,550		Ensco, PLC – Class “A”	448,564
15,600		ExxonMobil Corporation	1,334,892
24,900		Marathon Oil Corporation	636,693
10,800		Marathon Petroleum Corporation	485,136
4,500		National Oilwell Varco, Inc.	289,980
8,100		Occidental Petroleum Corporation	694,737
15,200		Royal Dutch Shell, PLC – Class “A” (ADR)	1,024,936
11,100		Tidewater, Inc.	514,596
			8,089,379
		Financials—11.5%
7,100		ACE, Ltd.	526,323
7,700		Ameriprise Financial, Inc.	402,402
18,500		Berkshire Hills Bancorp, Inc.	407,000
7,922		Chubb Corporation	576,880
28,400		FirstMerit Corporation	469,168
2,600		IBERIABANK Corporation	131,170
15,000		Invesco, Ltd.	339,000
26,000		JPMorgan Chase & Company	928,980
6,500		M&T Bank Corporation	536,705
13,800		MetLife, Inc.	425,730
13,600		People’s United Financial, Inc.	157,896
7,100		PNC Financial Services Group, Inc.	433,881
17,500		Protective Life Corporation	514,675
23,700	*	Select Income REIT (REIT)	563,112
10,500		Tompkins Financial Corporation	395,640
6,200		Travelers Companies, Inc.	395,808
26,000		Wells Fargo & Company	869,440
24,500		Westfield Financial, Inc.	178,850
			8,252,660
		Health Care—11.9%
22,100		Abbott Laboratories	1,424,787
9,400		Baxter International, Inc.	499,610
4,500		Becton, Dickinson & Company	336,375
11,400		Covidien, PLC	609,900
9,900		GlaxoSmithKline, PLC (ADR)	451,143
21,450		Johnson & Johnson	1,449,162

60

Shares		Security	Value
		Health Care (continued)
33,170		Merck & Company, Inc.	$ 1,384,847
13,000		Novartis AG (ADR)	726,700
5,700	*	Par Pharmaceutical Companies, Inc.	205,998
64,000		Pfizer, Inc.	1,472,000
			8,560,522
		Industrials—11.8%
7,400		3M Company	663,040
9,600		Dover Corporation	514,656
10,400		Eaton Corporation	412,152
5,700	*	Esterline Technologies Corporation	355,395
8,200	*	Generac Holdings, Inc.	197,292
5,000		General Dynamics Corporation	329,800
55,400		General Electric Company	1,154,536
13,500		Honeywell International, Inc.	753,840
26,350		ITT Corporation	463,760
11,000	*	Mobile Mini, Inc.	158,400
15,600		TAL International Group, Inc.	522,444
7,800		Textainer Group Holdings, Ltd.	287,820
10,500		Triumph Group, Inc.	590,835
15,625		Tyco International, Ltd.	825,781
4,100		United Parcel Service, Inc. – Class “B”	322,916
7,600		United Technologies Corporation	574,028
13,900		Xylem, Inc.	349,863
			8,476,558
		Information Technology—10.9%
9,000		Automatic Data Processing, Inc.	500,940
49,400		Cisco Systems, Inc.	848,198
7,000	*	Envivio, Inc.	44,870
25,400		Hewlett-Packard Company	510,794
34,600		Intel Corporation	922,090
43,400		Intersil Corporation – Class “A”	462,210
7,300		Maxim Integrated Products, Inc.	187,172
50,950		Microsoft Corporation	1,558,561
16,950		Molex, Inc.	405,783
16,500	*	NCR Corporation	375,045
9,500		Oracle Corporation	282,150
9,000		QUALCOMM, Inc.	501,120

61

Portfolio of Investments (continued)
VALUE FUND
June 30, 2012

Shares or
Principal
Amount	Security	Value
	Information Technology (continued)
18,350	TE Connectivity, Ltd.	$ 585,549
8,700	Texas Instruments, Inc.	249,603
24,100	Western Union Company	405,844
		7,839,929
	Materials—4.4%
16,600	Bemis Company, Inc.	520,244
2,900	Compass Minerals International, Inc.	221,212
11,600	Dow Chemical Company	365,400
11,790	DuPont (E.I.) de Nemours & Company	596,220
10,450	Freeport-McMoRan Copper & Gold, Inc.	356,032
22,500	Glatfelter	368,325
9,000	LyondellBasell Industries NV – Class “A”	362,430
11,100	Sonoco Products Company	334,665
		3,124,528
	Telecommunication Services—5.5%
44,910	AT&T, Inc.	1,601,491
23,480	CenturyLink, Inc.	927,225
7,900	Telephone & Data Systems, Inc.	168,191
28,400	Verizon Communications, Inc.	1,262,096
		3,959,003
	Utilities—5.0%
14,400	American Electric Power Company, Inc.	574,560
16,300	MDU Resources Group, Inc.	352,243
9,400	NextEra Energy, Inc.	646,814
23,000	NiSource, Inc.	569,250
21,600	Portland General Electric Company	575,856
6,900	Southwest Gas Corporation	301,185
18,300	Vectren Corporation	540,216
		3,560,124
Total Value of Common Stocks (cost $56,783,567)		68,286,035
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—1.4%
$1,000M	U.S. Treasury Bills, 0.04%, 7/26/2012 (cost $999,972)	999,972

62

Principal
Amount	Security	Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.4%
$1,000M	Federal Home Loan Bank, 0.07%, 8/2/2012 (cost $999,938)	$ 999,938
Total Value of Investments (cost $58,783,477)	98.0%	70,285,945
Other Assets, Less Liabilities	2.0	1,415,287
Net Assets	100.0%	$71,701,232

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

63

Portfolio of Investments (continued)
VALUE FUND
June 30, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$68,286,035	$—	$—	$68,286,035
Short-Term U.S. Government
Obligations	—	999,972	—	999,972
Short-Term U.S. Government
Agency Obligations	—	999,938	—	999,938
Total Investments in Securities*	$68,286,035	$1,999,910	$—	$70,285,945

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

64	See notes to financial statements

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65

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

	CASH			GROWTH &
	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME	HIGH YIELD
Assets
Investments in securities:
At identified cost	$9,879,859	$129,239,793	$28,598,863	$259,540,970	$73,805,128

At value (Note 1A)	$9,879,859	$153,169,390	$29,626,929	$340,208,628	$75,367,716
Cash	240,556	559,926	326,610	1,215,595	2,139,457
Receivables:
Investment securities sold	—	227,952	—	692,799	115,993
Interest and dividends	326	48,772	130,591	335,009	1,262,072
Trust shares sold	150,055	33,587	2,295	169,289	76,495
Other assets	1,293	17,350	3,541	38,102	9,076

Total Assets	10,272,089	154,056,977	30,089,966	342,659,422	78,970,809

Liabilities
Payables:
Investment securities purchased	—	56,837	—	586,264	299,351
Trust shares redeemed	200,636	79,892	22,349	138,288	83,001
Accrued advisory fees	—	92,860	14,813	202,061	47,738
Accrued expenses	6,368	15,524	8,167	27,353	10,912
Due to custodian	—	—	—	320,400	—

Total Liabilities	207,004	245,113	45,329	1,274,366	441,002

Net Assets	$10,065,085	$153,811,864	$30,044,637	$341,385,056	$78,529,807

Net Assets Consist of:
Capital paid in	$10,065,085	$125,780,263	$29,038,558	$284,053,239	$98,027,574
Undistributed net investment income	—	256,971	333,745	2,666,854	2,205,335
Accumulated net realized gain (loss) on investments	—	3,845,033	(355,732)	(26,002,695)	(23,265,690)
Net unrealized appreciation in value of investments	—	23,929,597	1,028,066	80,667,658	1,562,588

Total	$10,065,085	$153,811,864	$30,044,637	$341,385,056	$78,529,807

Shares of beneficial interest outstanding (Note 2)	10,065,085	5,144,130	2,908,381	11,101,726	12,345,155

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$1.00	$29.90	$10.33	$30.75	$6.36

66	See notes to financial statements	67

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

		INVESTMENT	SELECT	TARGET
	INTERNATIONAL	GRADE	GROWTH	MATURITY 2015	VALUE
Assets
Investments in securities:
At identified cost	$85,356,106	$46,000,340	$17,083,725	$21,737,997	$58,783,477

At value (Note 1A)	$110,741,381	$50,046,778	$21,404,200	$25,514,849	$70,285,945

Cash	170,102	723,580	327,444	20,215	1,182,266
Receivables:
Investment securities sold	384,205	209,050	—	—	317,301
Interest and dividends	533,767	620,835	10,950	—	123,658
Trust shares sold	70,359	13,412	40,562	363	26,658
Other assets	13,342	5,714	1,759	3,537	8,373

Total Assets	111,913,156	51,619,369	21,784,915	25,538,964	71,944,201

Liabilities
Payables:
Investment securities purchased	133,051	213,688	—	—	99,827
Trust shares redeemed	28,743	14,931	27	539	30,592
Accrued advisory fees	66,229	25,200	13,003	12,591	42,879
Accrued expenses	36,323	10,417	7,144	8,005	20,471
Due to custodian	—	—	—	—	49,200
Total Liabilities	264,346	264,236	20,174	21,135	242,969

Net Assets	$111,648,810	$51,355,133	$21,764,741	$25,517,829	$71,701,232

Net Assets Consist of:
Capital paid in	$109,060,329	$50,163,592	$20,639,279	$21,102,880	$63,113,718
Undistributed net investment income	1,404,421	579,527	18,837	512,245	696,617
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(24,194,295)	(3,434,424)	(3,213,850)	125,852	(3,611,571)
Net unrealized appreciation in value of
investments and foreign currency transactions	25,378,355	4,046,438	4,320,475	3,776,852	11,502,468

Total	$111,648,810	$51,355,133	$21,764,741	$25,517,829	$71,701,232

Shares of beneficial interest outstanding (Note 2)	6,388,258	4,692,113	2,357,350	1,644,634	4,622,671

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$17.48	$10.94	$9.23	$15.52	$15.51

68	See notes to financial statements	69

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2012

	CASH			GROWTH &
	MANAGEMENT	DISCOVERY	GOVERNMENT	INCOME		HIGH YIELD
Investment Income
Income:
Interest	$5,518	$1,773	$445,024	$77		$2,755,545
Dividends	—	903,120	—	4,049,682	(a)	—

Total income	5,518	904,893	445,024	4,049,759		2,755,545

Expenses (Notes 1 and 4):
Advisory fees	40,701	598,819	110,328	1,271,655		288,295
Professional fees	7,075	19,811	7,018	56,620		11,650
Custodian fees and expenses	2,488	3,775	5,344	10,016		7,966
Reports and notices to shareholders	1,883	9,541	2,567	15,318		5,815
Registration fees	1,254	1,254	1,254	1,303		1,254
Trustees’ fees	307	4,302	784	9,565		2,052
Other expenses	1,180	10,876	6,094	19,365		19,438

Total expenses	54,888	648,378	133,389	1,383,842		336,470
Less: Expenses waived and/or assumed	(49,370)	—	(22,066)	—		—
Expenses paid indirectly	—	(486)	(63)	(1,045)		(165)

Net expenses	5,518	647,892	111,260	1,382,797		336,305

Net investment income	—	257,001	333,764	2,666,962		2,419,240

Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain on investments	—	4,324,572	104,106	6,778,541		763,240

Net unrealized appreciation (depreciation) of investments	—	1,800,981	(115,224)	19,960,397		1,321,461

Net gain (loss) on investments	—	6,125,553	(11,118)	26,738,938		2,084,701
Net Increase in Net Assets Resulting
from Operations	$—	$6,382,554	$322,646	$29,405,900		$4,503,941

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2012

		INVESTMENT	SELECT	TARGET
	INTERNATIONAL	GRADE	GROWTH	MATURITY 2015	VALUE
Investment Income
Income:
Interest	$47	$1,136,896	$—	$605,788	$481
Dividends	1,939,245 (b)	—	110,302	—	1,013,491	(c)

Total income	1,939,292	1,136,896	110,302	605,788	1,013,972

Expenses (Notes 1 and 4):
Advisory fees	416,736	185,788	78,026	97,005	268,196
Professional fees	15,894	8,641	6,097	7,127	29,957
Custodian fees and expenses	68,854	4,332	1,315	1,862	3,425
Reports and notices to shareholders	7,005	3,944	2,197	2,349	5,119
Registration fees	1,254	1,254	630	629	630
Trustees’ fees	2,988	1,310	544	703	1,925
Other expenses	22,418	9,474	2,708	3,301	8,290

Total expenses	535,149	214,743	91,517	112,976	317,542
Less: Expenses waived	—	(37,158)	—	(19,401)	—
Expenses paid indirectly	(339)	(106)	(63)	(55)	(218)

Net expenses	534,810	177,479	91,454	93,520	317,324

Net investment income	1,404,482	959,417	18,848	512,268	696,648

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Notes 3 and 7):
Net realized gain (loss) on:
Investments	7,887,900	487,328	50,988	139,610	254,470
Foreign currency transactions	(72,807)	—	—	—	—

Net realized gain on investments and foreign
currency transactions	7,815,093	487,328	50,988	139,610	254,470
Net unrealized appreciation (depreciation) of:
Investments	(876,328)	1,041,559	1,576,149	(548,130)	2,790,058
Foreign currency transactions	(2,873)	—	—	—	—

Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(879,201)	1,041,559	1,576,149	(548,130)	2,790,058
Net gain (loss) on investments and foreign
currency transactions	6,935,892	1,528,887	1,627,137	(408,520)	3,044,528

Net Increase in Net Assets Resulting
from Operations	$8,340,374	$2,488,304	$1,645,985	$103,748	$3,741,176

(b) Net of $173,244 foreign taxes withheld
(c) Net of $9,318 foreign taxes withheld

72	See notes to financial statements	73

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	CASH MANAGEMENT		DISCOVERY		GOVERNMENT		GROWTH & INCOME
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$257,001	$932,450	$333,764	$742,203	$2,666,962	$3,252,549
Net realized gain (loss) on investments	—	—	4,324,572	16,714,011	104,106	187,200	6,778,541	(1,087,059)
Net unrealized appreciation (depreciation) of investments	—	—	1,800,981	(14,223,874)	(115,224)	523,119	19,960,397	2,777,781
Net increase in net assets resulting
from operations	—	—	6,382,554	3,422,587	322,646	1,452,522	29,405,900	4,943,271
Distributions to Shareholders
Net investment	—	—	(932,467)	(777,234)	(863,206)	(941,760)	(4,893,388)	(3,610,453)
Net realized gains	—	—	(15,843,166)	—	—	—	—	—
Total distributions.	—	—	(16,775,633)	(777,234)	(863,206)	(941,760)	(4,893,388)	(3,610,453)
Trust Share Transactions *
Proceeds from shares sold	9,684,454	19,090,967	2,064,196	3,766,864	2,416,839	3,093,518	3,393,047	4,407,456
Value of shares issued for acquisition**	—	—	—	—	—	—	—	117,568,238
Reinvestment of distributions.	—	—	16,775,633	777,234	863,206	941,760	4,893,388	3,610,453
Cost of shares redeemed	(12,042,887)	(19,006,323)	(4,911,487)	(8,807,286)	(1,245,079)	(3,715,216)	(12,219,256)	(13,413,938)
Net increase (decrease) from trust share transactions	(2,358,433)	84,644	13,928,342	(4,263,188)	2,034,966	320,062	(3,932,821)	112,172,209
Net increase (decrease) in net assets	(2,358,433)	84,644	3,535,263	(1,617,835)	1,494,406	830,824	20,579,691	113,505,027
Net Assets
Beginning of period	12,423,518	12,338,874	150,276,601	151,894,436	28,550,231	27,719,407	320,805,365	207,300,338
End of period †	$10,065,085	$12,423,518	$153,811,864	$150,276,601	$30,044,637	$28,550,231	$341,385,056	$320,805,365

†Includes undistributed net investment income of	$—	$—	$256,971	$932,437	$333,745	$863,187	$2,666,854	$4,893,280

*Trust Shares Issued and Redeemed
Sold	9,684,454	19,090,967	64,573	117,185	232,465	299,693	110,021	154,857
Issued for acquisition**	—	—	—	—	—	—	—	4,117,061
Issued for distributions reinvested.	—	—	527,369	23,326	84,297	94,082	156,288	122,264
Redeemed	(12,042,887)	(19,006,323)	(152,317)	(274,625)	(120,248)	(360,711)	(397,010)	(468,691)
Net increase (decrease) in trust shares outstanding	(2,358,433)	84,644	439,625	(134,114)	196,514	33,064	(130,701)	3,925,491

** See Note 11

74	See notes to financial statements	75

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	HIGH YIELD		INTERNATIONAL		INVESTMENT GRADE		SELECT GROWTH
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,419,240	$4,849,380	$1,404,482	$2,458,163	$959,417	$1,860,511	$18,848	$12,004
Net realized gain on investments and
foreign currency transactions	763,240	1,754,843	7,815,093	334,514	487,328	460,960	50,988	1,073,811
Net unrealized appreciation (depreciation)
of investments and foreign currency transactions	1,321,461	(2,638,654)	(879,201)	(2,120,866)	1,041,559	393,923	1,576,149	(363,301)
Net increase in net assets resulting
from operations	4,503,941	3,965,569	8,340,374	671,811	2,488,304	2,715,394	1,645,985	722,514

Dividends to Shareholders
Net investment income	(5,098,995)	(5,160,095)	(1,731,413)	(2,350,061)	(2,108,865)	(2,081,740)	(12,001)	(22,822)

Trust Share Transactions *
Proceeds from shares sold	2,762,233	4,622,171	1,601,417	3,039,700	3,691,230	5,741,661	2,681,689	4,173,308
Reinvestment of dividends	5,098,995	5,160,095	1,731,413	2,350,061	2,108,865	2,081,740	12,001	22,822
Cost of shares redeemed	(2,955,510)	(5,024,156)	(3,959,438)	(6,592,964)	(1,776,141)	(4,328,690)	(618,788)	(713,416)

Net increase (decrease) from trust share transactions	4,905,718	4,758,110	(626,608)	(1,203,203)	4,023,954	3,494,711	2,074,902	3,482,714

Net increase (decrease) in net assets	4,310,664	3,563,584	5,982,353	(2,881,453)	4,403,393	4,128,365	3,708,886	4,182,406

Net Assets
Beginning of period	74,219,143	70,655,559	105,666,457	108,547,910	46,951,740	42,823,375	18,055,855	13,873,449

End of period †	$78,529,807	$74,219,143	$111,648,810	$105,666,457	$51,355,133	$46,951,740	$21,764,741	$18,055,855

†Includes undistributed net investment income of	$2,205,335	$4,885,090	$1,404,421	$1,731,352	$579,527	$1,731,388	$18,837	$11,990

*Trust Shares Issued and Redeemed
Sold	431,494	727,521	91,668	181,946	338,164	537,386	288,495	492,470
Issued for dividends reinvested	809,364	822,982	97,107	144,619	195,446	201,329	1,282	2,660
Redeemed	(462,227)	(793,138)	(227,490)	(398,041)	(163,547)	(405,249)	(66,819)	(84,770)

Net increase (decrease) in trust shares outstanding	778,631	757,365	(38,715)	(71,476)	370,063	333,466	222,958	410,360

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	TARGET MATURITY 2015		VALUE
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$512,268	$1,049,168	$696,648	$1,353,420
Net realized gain on investments	139,610	261,798	254,470	1,526,763
Net unrealized appreciation (depreciation)
of investments	(548,130)	550,646	2,790,058	(1,786,349)
Net increase in net assets resulting
from operations	103,748	1,861,612	3,741,176	1,093,834
Distributions to Shareholders
Net investment income	(1,049,176)	(1,064,158)	(1,353,452)	(1,450,240)
Net realized gains	(261,791)	(375,599)	—	—

Total distributions	(1,310,967)	(1,439,757)	(1,353,452)	(1,450,240)

Trust Share Transactions*
Proceeds from shares sold	616,753	1,139,303	2,036,581	3,050,864
Reinvestment of distributions	1,310,967	1,439,757	1,353,453	1,450,240
Cost of shares redeemed	(1,694,417)	(4,478,784)	(3,101,746)	(6,072,655)

Net increase (decrease) from trust share transactions	233,303	(1,899,724)	288,288	(1,571,551)

Net increase (decrease) in net assets	(973,916)	(1,477,869)	2,676,012	(1,927,957)

Net Assets
Beginning of period	26,491,745	27,969,614	69,025,220	70,953,177

End of period †	$25,517,829	$26,491,745	$71,701,232	$69,025,220

†Includes undistributed net investment income of	$512,245	$1,049,153	$696,617	$1,353,421

*Trust Shares Issued and Redeemed
Sold	38,419	71,562	130,867	206,479
Issued for distributions reinvested	84,688	94,659	86,372	93,685
Redeemed	(106,291)	(283,849)	(199,816)	(407,406)

Net increase (decrease) in trust shares outstanding	16,816	(117,628)	17,423	(107,242)

78	See notes to financial statements	79

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2015 Fund and Value Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of June 30, 2012 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund seeks high current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Select Growth Fund seeks long-term growth of capital.

Target Maturity 2015 Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating,

80

market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If First Investors Management Company, Inc.’s (“FIMCO”) Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of June 30, 2012, the High Yield Fund held two securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $375 representing 0% of the Fund’s net assets and the International Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $22,250 representing 0% of the Fund’s net assets. At June 30, 2012, fair value estimates were used for certain foreign securities in the International Fund.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

81

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by FIMCO’s Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2011, capital loss carryovers were as follows:

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									Not Subject
	Year Capital Loss Carryovers Expire								to Expiration
									Long	Short
Fund	Total	2012	2013	2014	2015	2016	2017	2018	Term	Term
Government	$459,838	$51,149	$193,688	$177,059	$37,942	$—	$—	$—	$—	$—
Growth &	31,209,333	—	—	—	—	17,193,974	8,039,673	4,263,574	1,712,112	—
Income*
High	24,027,430	1,392,331	1,059,640	1,944,836	433,726	3,694,844	15,502,053	—	—	—
Yield**
International	31,082,999	—	—	—	—	21,661,017	8,389,229	1,032,753	—	—
Investment	3,921,752	—	—	—	—	2,776,651	1,145,101	—	—	—
Grade
Select	3,264,318	—	—	—	—	1,761,788	1,502,530	—	—	—
Growth
Value	3,858,818	—	—	—	—	2,727,225	1,131,593	—	—	—

*Due to a tax free reorganization on December 9, 2011 with the Blue Chip Fund that was approved by the Life Series Funds’ Board of Trustees, the Fund will have available for utilization $5,666,251 in capital loss carryovers that will become available at $4,178,964 for the taxable year 2012 and $1,487,287 for the taxable year 2013. These capital loss carryovers will expire as follows: $3,144,899 in 2016 and $2,521,352 in 2017 (see Note 11).

**Due to a tax free reorganization on November 16, 2007 with the Special Bond Fund that was approved by the Life Series Funds’ Board of Trustees, the Fund will have available for utilization $1,028,885 in capital loss carryovers that will become available at $601,552 for the taxable year 2012 and $427,333 for the taxable year 2013. These capital loss carryovers will expire as follows: $212,617 in 2012, $153,634 in 2013 and $662,634 in 2014.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009–2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

C. Foreign Currency Translations—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued

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or delayed delivery basis are generally reflected in the assets of the Funds and the Funds segregate assets for these transactions on the first business day following the date the securities are purchased. Cost is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon, custodian for the Cash Management, Government, High Yield, Investment Grade and Target Maturity 2015 Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2012, the Funds did not receive any credits. Brown Brothers Harriman & Co. serves as custodian for the Discovery, Growth & Income, International, Select Growth and Value Funds. The Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2012, the Funds’ expenses were reduced by $2,540 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions—For the six months ended June 30, 2012, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, foreign currencies and short-term securities), were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Discovery	$38,118,534	$32,535,499	$—	$—
Government	2,400,779	3,173,948	5,256,477	2,867,938
Growth & Income	37,723,712	40,622,319	—	—
High Yield	23,469,549	21,147,147	—	—
International	30,997,162	31,667,353	—	—
Investment Grade	13,159,272	9,876,293	—	—
Select Growth	8,198,586	5,463,620	—	—
Target Maturity 2015	—	—	—	1,123,586
Value	13,380,097	12,815,416	—	—

85

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

At June 30, 2012, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Discovery	$129,676,068	$28,686,970	$5,193,648	$23,493,322
Government	28,598,863	1,068,803	40,737	1,028,066
Growth & Income	261,085,489	91,221,687	12,098,548	79,123,139
High Yield	74,093,891	3,149,924	1,876,099	1,273,825
International	85,946,916	28,338,733	3,544,268	24,794,465
Investment Grade	46,394,234	3,776,542	123,998	3,652,544
Select Growth	17,084,245	4,760,200	440,245	4,319,955
Target Maturity 2015	21,751,763	3,763,086	—	3,763,086
Value	58,790,700	13,293,007	1,797,762	11,495,245

4. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trusts’ investment adviser, FIMCO and its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2012, total trustee fees accrued by the Funds amounted to $24,480.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2012, FIMCO has voluntarily waived $22,066 in advisory fees on Government Fund, $37,158 in advisory fees on Investment Grade Fund and $19,401 in advisory fees on Target Maturity 2015 Fund. During the six months ended June 30, 2012, FIMCO has voluntarily waived $22,307 in advisory fees to limit the Cash Management Fund’s over all expense ratio to .60%. Also, FIMCO has voluntarily waived an additional $18,394 in advisory fees and assumed $8,669 of other Fund expenses to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2012, total advisory fees accrued to FIMCO were $3,355,549 of which $119,326 was voluntarily waived by FIMCO as noted above.

Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund, Muzinich & Co., Inc. serves as investment subadviser to the High Yield Fund, Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund, and Smith Asset Management Group, L.P. serves as investment

86

subadviser to the Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2012, the Government Fund held one 144A security with a value of $515,465 representing 1.7% of the Fund’s net assets, the High Yield Fund held eighty-two 144A securities with an aggregate value of $23,720,447 representing 30.2% of the Fund’s net assets and the Investment Grade Fund held twenty-eight 144A securities with an aggregate value of $9,711,073 representing 18.9% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2012, the Cash Management Fund held six Section 4(2) securities with an aggregate value of $2,599,486 representing 25.8% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities the Fund may enter into a forward currency contract to attempt to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The International Fund had no forward currency contracts outstanding as of June 30, 2012.

7. Foreign Exchange Contracts—The International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

The International Fund had no foreign exchange contracts open as of June 30, 2012.

87

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

8. High Yield Credit Risk—The investments of High Yield in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be signifi-cantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. New Accounting Pronouncements—In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

10. Subsequent Events—Subsequent events occurring after June 30, 2012 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

11. Reorganization of Blue Chip Fund into Growth & Income Fund—On December 9, 2011, the Growth & Income Fund acquired all of the net assets of the Blue Chip Fund in connection with a tax-free reorganization that was approved by the Life Series Funds’ Board of Trustees. The Growth & Income Fund issued 4,117,061 shares to the Blue Chip Fund in connection with the reorganization. In return, it received net assets of $117,568,238 from the Blue Chip Fund (which included $30,313,013 of unrealized appreciation and $9,290,761 of accumulated net realized losses). The Growth & Income Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Growth & Income Fund and Blue Chip Fund immediately before the acquisition were $323,102,548 consisting of, with respect to Growth & Income Fund, $205,534,310 and, with respect to Blue Chip Fund, $117,568,238.

12. Litigation—The Blue Chip and Value Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all

88

payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Value Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding by the Committee has been stayed since it was filed (other than for limited discovery and service of the complaint). The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Value Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. Also on June 2, 2011, the Blue Chip and Value Funds were named as defendants in a lawsuit brought in connection with the Tribune LBO by certain former employees of Tribune (the “Employee Plaintiffs”) in the Supreme Court of the State of New York. (Both of these suits have been removed to the United States District Court for the Southern District of New York and consolidated with other substantially similar suits against other former Tribune shareholders; all of those lawsuits have been stayed until further order of the court.) The Bondholder and Employee Plaintiffs also seek to recover payments of the proceeds of the LBO. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Value Fund received proceeds of $376,754 in connection with the LBO, representing 0.53% of its net assets as of June 30, 2012. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.08% of the net assets of Growth & Income Fund as of June 30, 2012. The Value and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2012

13. Name Change—Effective September 4, 2012, the name of the First Investors Life Series Value Fund will change to the First Investors Life Series Equity Income Fund. In connection with this name change, the Board approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus are being made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

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Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

		P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income		Expenses		Income (Loss)	Rate
CASH MANAGEMENT FUND
2007	$ 1.00	$.045	—	$.045	$.045	—	$.045	$ 1.00	4.62%	$ 15.72		%(c)	4.49%		1.04%		4.14%	N/A
2008	1.00	.020	—	.020	.020	—	.020	1.00	2.03	13.71		(c)	2.02		.96		1.77	N/A
2009	1.00	.002	—	.002	.002	—	.002	1.00	.17	11.56		(c)	.18		.98		(.24)	N/A
2010	1.00	—	—	—	—	—	—	1.00	.00	12.23		(c)	.00		1.04		(.81)	N/A
2011	1.00	—	—	—	—	—	—	1.00	.00	12.13		(c)	.00		.99		(.86)	N/A
2012(b)	1.00	—	—	—	—	—	—	1.00	.00	10.10		†(c)	.00	†	1.01	†	(.91 )†	N/A
DISCOVERY FUND
2007	$31.55	$ .11	$ 1.86	$1.97	$ .06	$2.66	$2.72	$30.80	6.62%	$161.82%			.35%		N/A		N/A	55%
2008	30.80	.30	(10.11)	(9.81)	.11	1.44	1.55	19.44	(33.25)	101.83			1.15		N/A		N/A	52
2009	19.44	.22	5.63	5.85	.27	—	.27	25.02	30.77	127.84			1.03		N/A		N/A	66
2010	25.02	.16	6.43	6.59	.22	—	.22	31.39	26.57	152.83			.59		N/A		N/A	64
2011	31.39	.20	.51	.71	.16	—	.16	31.94	2.24	150.81			.61		N/A		N/A	59
2012(b)	31.94	.05	1.50	1.55	.20	3.39	3.59	29.90	4.19	154.81		†	.32	†	N/A		N/A	21
GOVERNMENT FUND
2007	$ 9.96	$ .48	$.15	$.63	$ .52	—	$ .52	$10.07	6.55%	$ 21.80%			4.94%		.95%		4.75%	24%
2008	10.07	.44	.24	.68	.45	—	.45	10.30	6.93	24.79			4.56		.94		4.41	39
2009	10.30	.42	—	.42	.43	—	.43	10.29	4.28	26.80			3.87		.95		3.72	51
2010	10.29	.32	.16	.48	.42	—	.42	10.35	4.82	28.78			3.11		.93		2.96	54
2011	10.35	.28	.26	.54	.36	—	.36	10.53	5.41	29.81			2.70		.96		2.55	33
2012(b)	10.53	.11	—	.11	.31	—	.31	10.33	1.07	30.76		†	2.27	†	.91	†	2.12 †	21
GROWTH & INCOME FUND
2007	$38.36	$ .41	$ .25	$ .66	$ .20	$5.43	$5.63	$33.39	1.98%	$258.81%			1.14%		N/A		N/A	38%
2008	33.39	.40	(11.38)	(10.98)	.41	2.24	2.65	19.76	(35.22)	155.83			1.48		N/A		N/A	28
2009	19.76	.27	5.06	5.33	.40	—	.40	24.69	28.05	187.84			1.27		N/A		N/A	25
2010	24.69	.50	3.45	3.95	.27	—	.27	28.37	16.19	207.82			1.91		N/A		N/A	27
2011	28.37	.44	.25	.69	.50	—	.50	28.56	2.37	321.81			1.51		N/A		N/A	26
2012(b)	28.56	.24	2.39	2.63	.44	—	.44	30.75	9.18	341.81		†	1.55	†	N/A		N/A	11

92	93

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

		P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net			Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	nvestment	Realized	Total	End of	Total	End of Period	Before Fee		Investment			Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income (Loss)	Expenses		Income		Rate
HIGH YIELD FUND
2007	$ 8.14	$.57	$ (.47)	$ .10	$.63	—	$ .63	$ 7.61	1.06%	$ 79.86%			7.19%	N/A		N/A		28%
2008	7.61	.56	(2.39)	(1.83)	.59	—	.59	5.19	(25.86)	52.86			8.27	N/A		N/A		17
2009	5.19	.51	1.12	1.63	.58	—	.58	6.24	35.15	66.90			8.66	N/A		N/A		102
2010	6.24	.48	.31	.79	.49	—	.49	6.54	13.71	71.87			7.43	N/A		N/A		71
2011	6.54	.43	(.07)	.36	.48	—	.48	6.42	5.66	74.88			6.68	N/A		N/A		63
2012(b)	6.42	.20	.18	.38	.44	—	.44	6.36	6.01	79.88		†	6.29 †	N/A		N/A		28
INTERNATIONAL FUND
2007	$24.59	$.04	$ 4.26	$ 4.30	$.83	$3.36	$4.19	$24.70	20.99%	$154.90%			1.30%	N/A		N/A		97%
2008	24.70	.30	(9.68)	(9.38)	.04	2.65	2.69	12.63	(41.89)	85.94			1.41	N/A		N/A		128
2009	12.63	.65	2.03	2.68	.59	—	.59	14.72	23.24	101	1.01		2.30	N/A		N/A		53
2010	14.72	.34	1.64	1.98	—	—	—	16.70	13.45	109.99			2.15	N/A		N/A		35
2011	16.70	.39	(.29)	.10	.36	—	.36	16.44	.64	106.96			2.26	N/A		N/A		32
2012(b)	16.44	.22	1.09	1.31	.27	—	.27	17.48	7.94	112.96		†	2.53 †	N/A		N/A		28
INVESTMENT GRADE FUND
2007	$10.94	$.43	$ .15	$ .58	$.60	—	$ .60	$10.92	5.52%	$ 39.73%			4.97%	.88%		4.81%		38%
2008	10.92	.41	(1.60)	(1.19)	.57	—	.57	9.16	(11.60)	32.74			5.30	.89		5.15		133
2009	9.16	.69	1.10	1.79	.60	—	.60	10.35	20.94	39.76			5.38	.91		5.23		79
2010	10.35	.51	.41	.92	.53	—	.53	10.74	9.26	43.73			4.62	.88		4.47		55
2011	10.74	.47	.17	.64	.52	—	.52	10.86	6.23	47.71			4.17	.86		4.02		29
2012(b)	10.86	.20	.36	.56	.48	—	.48	10.94	5.18	51.72		†	3.87 †	.87	†	3.72	†	21
SELECT GROWTH FUND(d)
2007	$ 9.47	$.01	$ 1.06	$ 1.07	$.07	$ —	$ .07	$10.47	11.42%	$ 13	1.14%		.15%	N/A		N/A		161%
2008	10.47	—	(4.31)	(4.31)	.01	.09	.10	6.06	(41.47)	9.99			(.05)	N/A		N/A		107
2009	6.06	.01	.59	.60	—	—	—	6.66	9.90	10	1.00		.22	N/A		N/A		102
2010	6.66	.01	1.39	1.40	.01	—	.01	8.05	21.10	14.98			.20	N/A		N/A		87
2011	8.05	.01	.41	.42	.01	—	.01	8.46	5.25	18.90			.07	N/A		N/A		61
2012(b)	8.46	.01	.77	.78	.01	—	.01	9.23	9.16	22.88		†	.18 †	N/A		N/A		27

94	95

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

		P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income		Expenses		Income		Rate
TARGET MATURITY 2015 FUND
2007	$14.19	$.59	$ .74	$ 1.33	$.58	$—	$.58	$14.94	9.70%	$27.70%			4.32%		.85%		4.16%		3%
2008	14.94	.63	1.49	2.12	.58	—	.58	16.48	14.56	29.69			4.01		.84		3.86		0
2009	16.48	.62	(1.00)	(.38)	.63	.02	.65	15.45	(2.22)	27.71			3.91		.86		3.76		0
2010	15.45	.63	.66	1.29	.64	.08	.72	16.02	8.58	28.71			3.87		.86		3.72		4
2011	16.02	.65	.44	1.09	.62	.22	.84	16.27	7.14	26.72			3.87		.87		3.72		0
2012(b)	16.27	.32	(.25)	.07	.66	.16	.82	15.52	.45	26.72		†	3.96	†	.87	†	3.81	†	0
VALUE FUND
2007	$17.08	$.31	$ (.42)	$ (.11)	$.27	—	$.27	$16.70	(.66)%	$91.83%			1.75%		N/A		N/A		17%
2008	16.70	.40	(5.24)	(4.84)	.29	—	.29	11.57	(29.41)	58.85			2.47		N/A		N/A		15
2009	11.57	.29	1.96	2.25	.36	—	.36	13.46	21.03	66.88			2.45		N/A		N/A		11
2010	13.46	.31	1.58	1.89	.29	—	.29	15.06	14.32	71.86			2.25		N/A		N/A		21
2011	15.06	.30	(.06)	.24	.31	—	.31	14.99	1.53	69.87			1.94		N/A		N/A		32
2012(b)	14.99	.15	.67	.82	.30	—	.30	15.51	5.42	72.89		†	1.95	†	N/A		N/A		19

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
†	Annualized
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the
Bank of New York Mellon or from brokerage service arrangements (Note 1G).
(b)	For the period January 1, 2012 to June 30, 2012.
(c)	For the years ended December 31, 2007 through December 31, 2008, the expense ratio after fee credits was .70%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .70% for those years. For the period January 1, 2009 to December 31, 2009, the expense ratio after fee credits was .56%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .70% for the period January 1, 2009 to January 31, 2009 and .60% for the period
February 1, 2009 to December 31, 2009. For the period January 1, 2010 to December 31, 2010, the expense ratio after fee credits was .23%. FIMCO has voluntarily waived advisory fees to limit the
Fund’s overall expense to .60%. For the period January 1, 2011 to December 31, 2011, the expense ratio after fee credits was .13%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .60%. For the period January 1, 2012 to June 30, 2012, the expense ratio after fee credits was .10%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense to .60% (Note 4).
(d)	Prior to July 26, 2007 known as Focused Equity Fund.

See notes to financial statements
96		97

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the ten Funds comprising First Investors Life Series Funds, as of June 30, 2012, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirma-tion of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the ten Funds comprising First Investors Life Series Funds, as of June 30, 2012, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 24, 2012

98

Board Consideration of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Paradigm Capital Management, Inc., Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, must be approved for an initial term no greater than two years and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (or sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (or sub-advisory agreements, as applicable). The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement (or sub-advisory agreements, as applicable), including the services and support provided to each fund and its shareholders.

On April 19, 2012 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (or sub-advisory agreements, as applicable). The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 17, 2012 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Value Fund, Discovery Fund, Select Growth

99

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Fund, International Fund, Government Fund, Investment Grade Fund, High Yield Fund, Cash Management Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Paradigm Capital Management, Inc. (“Paradigm”) with respect to the Discovery Fund; (2) Muzinich & Co., Inc. (“Muzinich”) with respect to the High Yield Fund; (3) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Discovery Fund, High Yield Fund, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifi-cally in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/ or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by representatives of FIMCO, Paradigm, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers and information on

100

FIMCO’s plans to grow the assets of the Funds over the next five years. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Paradigm, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Paradigm, Muzinich, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability information provided by Paradigm, Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Paradigm, Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Paradigm, Muzinich, Smith Group and Vontobel.

101

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the investment management services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Paradigm’s, Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Paradigm, Muzinich, Smith Group and Vontobel were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

102

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and, to the extent provided by Lipper, the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund (other than the Target Maturity 2015 Fund) through April 30, 2012 (the “year-to-date period”). With regard to the performance information, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Government Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. With respect to the performance of the Government Fund, although the performance of the Fund did not fall within one of the top three quintiles for at least one of the performance periods provided by Lipper, the Fund’s performance had improved during the year-to-date period and fell within one of the top three quintiles for such year-to-date period. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual

103

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2013; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund and Target Maturity 2015 Fund until May 31, 2013. The Board also considered that, with respect to the Cash Management Fund, FIMCO was waiving 100% of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the extraordinarily low interest rate environment.

In considering the sub-advisory fee rates charged by and costs and profitability of Paradigm, Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Paradigm, Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Paradigm, Muzinich, Smith Group or Vontobel a fee directly. Paradigm, Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Paradigm, Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quin-tile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The

104

Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2011, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Paradigm, Muzinich, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Paradigm, Smith Group and Vontobel receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these three sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Discovery Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

105

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

106

FIRST INVESTORS LIFE SERIES FUNDS

Trustees*
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Christopher H. Pinkerton

Arthur M. Scutro, Jr.

Mark R. Ward

Officers*
Christopher H. Pinkerton
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

* Effective August 11, 2012, Mr. Derek Burke became President of the Funds and Mr. William M. Lipkus became Vice President of the Funds. Mr. Christopher H. Pinkerton resigned as President and from the Board of Trustees effective August 11, 2012.

107

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information
Investment Adviser	Custodian
First Investors Management	(Cash Management, Government,
Company, Inc.	High Yield, Investment Grade and
110 Wall Street	Target Maturity 2015 Funds)
New York, NY 10005	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Subadviser	Custodian
(Discovery Fund)	(Discovery, Growth & Income, International,
Paradigm Capital Management, Inc.	Select Growth and Value Funds)
Nine Elk Street	Brown Brothers Harriman & Co.
Albany, NY 12207	40 Water Street
Boston, MA 02109

Subadviser	Transfer Agent
(High Yield Fund)	Administrative Data Management Corp.
Muzinich & Co., Inc.	Raritan Plaza I — 8th Floor
450 Park Avenue	Edison, NJ 08837-3620
New York, NY 10022

Subadviser	Independent Registered Public
(International Fund)	Accounting Firm
Vontobel Asset Management, Inc.	Tait, Weller & Baker LLP
1540 Broadway, 38th Floor	1818 Market Street
New York, NY 10036	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Select Growth Fund)	K&L Gates LLP
Smith Asset Management Group, L.P.	1601 K Street, N.W.
100 Crescent Court	Washington, D.C. 20006
Dallas, TX 75201

108

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

109

First Investors

110 Wall Street
New York, NY 10005

LIFESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/	DEREK BURKE
Derek Burke
President

Date:	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 5, 2012